                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                                   811-04015
                                   ---------
                       Investment Company Act File Number

                         Eaton Vance Mutual Funds Trust
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)

    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                Maureen A. Gemma
     Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
     ---------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
              (Registrant's Telephone Number, Including Area Code)

                                   October 31
                                   ----------
                            Date of Fiscal Year End

                                 July 31, 2008
                                 -------------
                            Date of Reporting Period

ITEM 1. SCHEDULE OF INVESTMENTS

EATON VANCE STRUCTURED EMERGING MARKETS FUND AS OF JULY 31, 2008
PORTFOLIO OF INVESTMENTS (UNAUDITED)

SECURITY                                 SHARES                  VALUE
COMMON STOCKS -- 97.2%

Argentina -- 1.6%
-------------------------------------------------------------------------------
Banco Macro SA (Class 'B' Shares) (ADR)                 34,650     $    656,271
BBVA Banco Frances SA (ADR)                             25,300          136,620
Cresud SA (ADR)                                         36,300          482,790
Grupo Financiero Galicia SA (Class 'B' Shares)
(ADR)(a)                                                41,300          200,718
IRSA Inversiones y Representaciones SA (GDR)(a)         14,500          158,050
MercadoLibre, Inc.(a)                                   17,000          609,450
Molinos Rio de la Plata SA (Class 'B' Shares)(a)         9,200           25,576
Petrobras Energia Participaciones SA (ADR)              51,800          554,778
Telecom Argentina SA (Class 'B' Shares) (ADR)(a)        66,460          891,229
Tenaris SA (ADR)                                        67,600        4,072,900
Transportadora de Gas del Sur SA (ADR)(a)               50,000          186,500
-------------------------------------------------------------------------------
                                                                   $  7,974,882
-------------------------------------------------------------------------------

Botswana -- 0.2%
-------------------------------------------------------------------------------
Barclays Bank of Botswana                              223,650     $    223,044
Botswana Insurance Holdings Ltd.                       108,490          188,914
First National Bank of Botswana                        520,400          193,591
Letshego                                                48,200          112,162
Standard Chartered Bank                                126,620          320,703
-------------------------------------------------------------------------------
                                                                   $  1,038,414
-------------------------------------------------------------------------------

Brazil -- 6.1%
-------------------------------------------------------------------------------
AES Tiete SA                                             4,400     $     51,244
AES Tiete SA (PFD Shares)                                9,600          113,031
All America Latina Logistica (PFD Shares)               13,000          173,223
American Banknote SA                                     4,700           51,439
Anhanguera Educacional Participacoes SA                  4,800           93,427
Aracruz Celulose SA (PFD Shares)                        15,600          108,513
B2W Compania Global do Varejo                            3,970          149,477
Banco Bradesco SA                                       16,374          306,164
Banco Bradesco SA (PFD Shares)                          64,384        1,362,048
Banco do Brasil SA                                      25,000          400,447
Banco Itau Holding Financeira SA                         4,500           83,395
Banco Itau Holding Financeira SA (PFD Shares)           49,900        1,066,784
Banco Nossa Caixa SA                                     1,400           37,122
BM&F                                                    10,000           88,066
Bovespa Holding SA                                       9,300          117,452
BR Malls Participacoes SA(a)                             5,400           50,106
Bradespar SA (PFD Shares)                                9,500          216,433
Brasil Telecom Participacoes SA                          7,100          232,211
Brasil Telecom Participacoes SA (PFD Shares)            15,500          238,385
Brasil Telecom SA (PFD Shares)                          26,600          316,416
Braskem SA (PFD Shares)                                 11,460          100,924
Centrais Eletricas Brasileiras SA                       11,200          217,281
Centrais Eletricas Brasileiras SA (Class 'B'
Shares) (PFD Shares)                                    26,400          441,909
Cia Brasileira de Distribuicao Grupo Pao
de Acucar (PFD Shares)                                   6,560          149,034
Cia de Bebidas das Americas (PFD Shares)                15,347          910,830
Cia de Companhia de Concessoes Rodoviarias (CCR)         7,500          152,489
Cia de Saneamento Basico do Estado de Sao Paulo         11,120          275,765
Cia de Saneamento de Minas Gerais - Copasa MG            3,900           72,923
Cia de Transmissao de Energia Eletrica Paulista
(PFD Shares)                                             3,000          103,918
Cia Energetica de Minas Gerais (PFD Shares)             26,404          625,979
Cia Energetica de Sao Paulo (PFD Shares)                 7,100          131,805
Cia Paranaense de Energia-Copel (PFD Shares)             7,600          156,026
Cia Providencia Industria e Comercio SA                 14,900           50,205
Cia Siderurgica Nacional SA (CSN)                       15,600          610,262
Cia Vale do Rio Doce                                    47,300        1,428,961
Cia Vale do Rio Doce (PFD Shares)                       83,740        2,183,011
Contax Participacoes SA (PFD Shares)                     1,910           48,329
Cosan SA Industria e Comercio                            8,600          168,981
CPFL Energia SA                                          6,400          148,462
Cyrela Brazil Realty SA                                 19,500          283,727
Datasul SA                                               5,800           84,391
Diagnosticos da America SA                               3,800           91,181
Duratex SA (PFD Shares)                                 15,400          279,696
Eletropaulo Metropolitana SA (Class 'B' Shares)
(PFD Shares)                                             6,280          149,886
Empresa Brasileira de Aeronautica SA                   104,100          793,870
Estacio Participacoes SA                                13,900          192,489
Fertilizantes Fosfatados SA (PFD Shares)                 1,200           78,111
Gafisa SA                                                9,300          160,243
Gerdau SA                                                5,000           87,747
Gerdau SA (PFD Shares)                                  27,600          604,135
Gol Linhas Aereas Inteligentes SA (PFD Shares)           4,600           46,851
GVT Holding SA(a)                                        5,300          131,739
IdeiasNet SA(a)                                         14,900           55,530
Industrias Romi SA                                       6,600           59,809
Investimentos Itau SA (PFD Shares)                     111,606          734,306
IronX Mineracao SA(a)                                    4,000           68,156
Itausa-Investimentos Itau SA                            11,200          117,718
JBS SA                                                  73,400          393,465
Klabin SA (PFD Shares)                                  13,200           45,320
LLX Logistica SA(a)                                      4,000           13,044
Localiza Rent a Car SA                                   5,100           59,885
Lojas Americanas SA (PFD Shares)                        28,370          215,445
Lojas Renner SA                                         17,700          354,565
Lupatech SA                                              3,700          139,311
M Dias Branco SA                                         4,300           57,626
Marcopolo SA (PFD Shares)                               14,300           57,948
Marfrig Frigorificos e Comercio de Alimentos SA          6,900           85,380
Medial Saude SA                                         12,200          136,248
Metalurgica Gerdau SA                                    2,600           76,308
Metalurgica Gerdau SA (PFD Shares)                       8,000          239,898
MMX Mineracao e Metalicos SA(a)                          4,000           44,467
MRV Engenharia e Participacoes SA                       18,800          431,908
Natura Cosmeticos SA                                    11,400          133,715
Net Servicos de Comunicacao SA (PFD Shares)(a)          16,536          204,932
PDG Realty SA Empreendimentos e Participacoes            5,300           79,517
Perdigao SA                                             15,200          414,193
Petroleo Brasileiro SA                                  75,600        2,119,888
Petroleo Brasileiro SA (PFD Shares)                    137,300        3,145,546
Porto Seguro SA                                          4,500           57,090
Positivo Informatica SA                                  3,700           33,057
Randon Participacoes SA (PFD Shares)                    21,200          189,271
Redecard SA                                             41,500          773,325
Rossi Residencial SA                                     8,800           70,479
Sadia SA (PFD Shares)                                   29,400          214,825
Sao Martinho SA                                          4,200           71,027
SLC Agricola SA                                          3,700           64,012
Souza Cruz SA                                            5,900          166,232
Suzano Papel e Celulose SA                               7,300          108,778
Tam SA (PFD Shares)                                      4,300           87,811
Tele Norte Leste Participacoes SA                        3,700           96,809
Tele Norte Leste Participacoes SA (PFD Shares)          16,800          398,826
Telemar Norte Leste SA (PFD Shares)                      3,500          209,062
Terna Participacoes SA                                   5,000           94,129
Tim Participacoes SA (PFD Shares)                       36,500           95,734
Totvs SA                                                 2,400           80,408
Tractebel Energia SA                                     8,700          133,415
Ultrapar Participacoes SA (PFD Shares)                   4,946          181,206
Unibanco-Uniao de Bancos Brasileiros SA                 59,900          795,099
Usinas Siderurgicas de Minas Gerais SA                   1,800           76,790
Usinas Siderurgicas de Minas Gerais SA
(PFD Shares)                                            12,525          551,516
Vivo Participacoes SA (PFD Shares)(a)                   42,400          244,064
Votorantim Celulose e Papel SA (PFD Shares)              2,700           65,699
Weg SA                                                  43,900          504,276
-------------------------------------------------------------------------------
                                                                   $ 31,063,611
-------------------------------------------------------------------------------

Bulgaria -- 0.3%
-------------------------------------------------------------------------------
Albena                                                   3,228     $    172,524
Bulgarian American Credit Bank JSCO                      5,700          275,497
Bulgarian Telecommunications Co.                        44,690          267,370
Central Cooperative Bank AD(a)                          42,900          123,197
Doverie Holding AD(a)                                   13,760           58,175
Petrol AD                                               46,800          364,925
Sopharma AD                                             77,500          307,873
-------------------------------------------------------------------------------
                                                                   $  1,569,561
-------------------------------------------------------------------------------

Chile -- 3.2%
-------------------------------------------------------------------------------
Administradora de Fondos de
Pensiones Provida SA                                    44,300     $     90,175
Administradora de Fondos de Pensiones Provida
SA (ADR)                                                   800           24,544
Almendral SA                                         2,512,600          245,725
Antarchile SA (Series 'A')                              26,340          444,941
Banco de Chile                                       3,952,947          292,869
Banco de Chile (ADR)                                     2,500          112,100
Banco de Credito e Inversiones                          19,010          518,301
Banco Santander Chile SA                            18,995,710          844,421
Banco Santander Chile SA (ADR)                             500           22,850
Banmedica SA                                            76,180           78,264
Cap SA                                                  18,089          757,297
Cementos Bio-Bio SA                                     20,600           43,752
Cencosud SA                                            243,940          784,136
Cia Cervecerias Unidas SA                               15,790          101,357
Cia Cervecerias Unidas SA (ADR)                            900           28,710
Cia de Telecomunicaciones de Chile SA (Series 'A')     114,700          172,203
Cia General de Electricidad SA                          61,050          373,911
Cia SudAmericana de Vapores SA                          58,600           88,569
Colbun SA                                            1,575,910          333,147
Corpbanca SA                                        58,054,570          326,890
Distribucion y Servicio D&S SA                         453,400          169,751
Distribucion y Servicio D&S SA (ADR)                     1,000           22,060
Embotelladora Andina SA (Class Shares)
(PFD Shares)                                           103,600          320,328
Empresa Nacional de Electricidad SA                    474,102          753,842
Empresa Nacional de Electricidad SA (ADR)                3,400          162,350
Empresa Nacional de Telecomunicaciones SA               20,000          266,719
Empresas CMPC SA                                        19,460          653,601
Empresas Copec SA                                       90,110        1,244,431
Enersis SA                                           2,174,090          779,605
Enersis SA (ADR)                                         1,900           33,858
Farmacias Ahumada SA                                    17,780           45,666
Grupo Security SA                                      346,800          110,991
Invercap SA                                             19,700          260,889
Inversiones Aguas Metropolitanas SA                     83,600           90,843
La Polar SA                                             53,700          200,520
Lan Airlines SA                                         19,900          233,933
Lan Airlines SA (ADR)                                    7,700           89,397
Madeco SA                                            3,105,330          291,422
Masisa SA                                              444,800           76,894
Minera Valparaiso SA                                    12,324          364,010
Parque Arauco SA                                       237,600          204,670
Quinenco SA                                            162,900          321,841
S.A.C.I. Falabella SA                                  326,930        1,381,613
Salfacorp SA                                            94,200          156,333
Sigdo Koppers SA                                       176,300          128,877
SM-Chile SA (Class 'B' Shares)                       2,424,500          258,664
Sociedad de Inversiones Pampa Calichera SA
(Class 'A' Shares)                                     172,900          242,535
Sociedad Quimica y Minera de Chile SA (Series 'B')      17,640          735,363
Sociedad Quimica y Minera de Chile SA
(Series 'B') (ADR)                                       6,200          253,766
Sonda SA                                               311,100          445,614
Vina Concha y Toro SA                                  141,710          249,179
-------------------------------------------------------------------------------
                                                                   $ 16,233,727
-------------------------------------------------------------------------------

China -- 6.2%
-------------------------------------------------------------------------------
Agile Property Holdings Ltd.                            36,000     $     33,519
Air China Ltd. (Class 'H' Shares)                       80,000           45,568
Alibaba.com Ltd.(a)                                    161,000          202,733
Aluminum Corp. of China Ltd. (Class 'H' Shares)         94,000           95,517
American Oriental Bioengineering, Inc.(a)               21,600          204,120
Angang Steel Co., Ltd. (Class 'H' Shares)              214,000          430,690
Anhui Conch Cement Co., Ltd. (Class 'H' Shares)         18,000          105,018
Baidu.com, Inc. (ADR)(a)                                 1,570          545,025
Bank of China Ltd. (Class 'H' Shares)                1,014,000          460,468
Bank of Communications Ltd. (Class 'H' Shares)         211,000          265,119
Beijing Capital International Airport Co., Ltd.
(Class 'H' Shares)                                      40,000           32,803
Beijing Enterprises Holdings Ltd.                       24,000           90,506
BOC Hong Kong Holdings Ltd.                            127,500          320,960
BOE Technology Group Co., Ltd.
(Class 'B' Shares)(a)                                  200,500           74,048
BYD Co., Ltd. (Class 'H' Shares)                        34,200           34,635
BYD Electronic Co., Ltd.                                95,000           46,159
Chaoda Modern Agriculture Holdings Ltd.                259,575          299,785
China Agri-Industries Holdings Ltd.(a)                 177,000          125,446
China Bluechemical Ltd. (Class 'H' Shares)             114,000           77,943
China CITIC Bank (Class 'H' Shares)                    239,000          150,964
China Coal Energy Co. (Class 'H' Shares)               181,000          322,224
China Communication Services Corp. Ltd.
(Class 'H' Shares)                                      66,000           50,091
China Communications Construction Co., Ltd.
(Class 'H' Shares)                                     303,000          564,551
China Construction Bank (Class 'H' Shares)(144A)     1,398,000        1,219,065
China COSCO Holdings Co., Ltd. (Class 'H' Shares)       95,975          228,804
China Dongxiang Group Co.                              350,000          133,733
China Eastern Airlines Corp. Ltd.
(Class 'H' Shares)(a)                                  104,000           34,210
China Everbright International Ltd.                    171,000           47,292
China Everbright Ltd.                                   16,000           29,487
China Green Holdings Ltd.                               72,000           75,270
China Hongxing Sports Ltd.                             285,000           98,390
China Insurance International Holdings Co., Ltd.        18,000           40,968
China International Marine Containers Co., Ltd.
(Class 'B' Shares)                                     146,472          150,467
China Life Insurance Co., Ltd. (Class 'H' Shares)      335,000        1,261,512
China Medical Technologies, Inc. (ADR)                   1,500           71,880
China Mengniu Dairy Co., Ltd.                          206,000          604,011
China Merchants Bank Co., Ltd. (Class 'H' Shares)      398,500        1,435,910
China Merchants Holdings International Co., Ltd.        74,000          282,238
China Mobile Hong Kong Ltd.                            238,500        3,186,133
China Molybdenum Co., Ltd. (Class 'H' Shares)           39,000           31,628
China National Building Material Co., Ltd.
(Class 'H' Shares)                                      20,000           38,388
China National Materials Co., Ltd.
(Class 'H' Shares)(a)                                  180,000          151,177
China Netcom Group Corp. (Hong Kong) Ltd.              109,000          330,632
China Oilfield Services Ltd. (Class 'H' Shares)        110,000          162,955
China Overseas Land & Investment Ltd.                  104,000          184,179
China Petroleum & Chemical Corp. (Class 'H' Shares)    915,000          955,456
China Pharmaceutical Group Ltd.                        118,000           53,215
China Railway Group Ltd. (Class 'H' Shares)(a)         535,000          434,764
China Resources Enterprise Ltd.                        202,000          513,738
China Resources Land Ltd.                               38,000           49,854
China Resources Power Holdings Co., Ltd.                46,000          101,913
China Shenhua Energy Co., Ltd. (Class 'H' Shares)      194,500          717,668
China Shipping Container Lines Co., Ltd.
(Class 'H' Shares)                                     568,000          182,787
China Shipping Development Co., Ltd.
(Class 'H' Shares)                                      74,000          224,507
China Southern Airlines Co., Ltd.
(Class 'H' Shares)(a)                                  156,000           70,116
China Telecom Corp. Ltd. (Class 'H' Shares)            754,000          411,297
China Travel International Investment Hong
Kong Ltd.                                              468,000          125,297
China Unicom Ltd.                                      104,000          213,411
China Vanke Co., Ltd. (Class 'B' Shares)               445,120          517,511
China Yurun Food Group Ltd.                             94,000          134,808
Chongqing Changan Automobile Co., Ltd.
(Class 'B' Shares)                                     212,136           80,440
Citic Pacific Ltd.                                      62,000          236,630
CNOOC Ltd.                                             615,000          907,265
Cosco Pacific Ltd.                                      26,000           45,226
Country Garden Holdings Co.                             88,000           52,399
Ctrip.com International Ltd. (ADR)                       9,000          405,810
Datang International Power Generation Co., Ltd.
(Class 'H' Shares)                                      84,000           49,366
Dazhong Transportation Group Co., Ltd.
(Class 'B' Shares)                                      84,750           62,140
Denway Motors Ltd.                                     520,000          183,991
Dongfeng Motor Corp. (Class 'H' Shares)                328,000          141,672
Fibrechem Technologies Ltd.                            100,200           45,330
Focus Media Holding Ltd. (ADR)(a)                       22,100          656,591
FU JI Food & Catering Services                          83,000          116,193
Global Bio-chem Technology Group Co., Ltd.             120,000           45,111
Golden Eagle Retail Group Ltd.                          54,000           45,681
Guangdong Provincial Expressway Development Co.,
Ltd. (Class 'B' Shares)                                 32,000           15,010
Guangzhou R&F Properties Co., Ltd.
(Class 'H' Shares)                                      20,800           42,382
Guangzhou Shipyard International Co., Ltd.
(Class 'H' Shares)                                      22,000           50,473
Harbin Power Equipment Co., Ltd.
(Class 'H' Shares)                                      42,000           65,112
Huaneng Power International, Inc.
(Class 'H' Shares)                                     512,000          360,525
Huangshan Tourism Development Co., Ltd.
(Class 'B' Shares)                                      33,000           43,287
Industrial & Commercial Bank of China Ltd.
(Class 'H' Shares)                                   2,275,000        1,701,124
Inner Mongolia Eerduosi Cashmere Products Co.,
Ltd. (Class 'B' Shares)                                110,000          119,972
Inner Mongolia Yitai Coal Co., Ltd.
(Class 'B' Shares)                                       6,800           39,389
Jiangsu Expressway Co., Ltd. (Class 'H' Shares)         56,000           47,155
Jiangxi Copper Co., Ltd. (Class 'H' Shares)             64,000          116,126
Kingboard Chemical Holdings Ltd.                        48,500          230,454
Konka Group Co., Ltd. (Class 'B' Shares)               303,800           93,262
Lenovo Group Ltd.                                      250,000          173,838
Li Ning Co., Ltd.                                       74,500          180,597
Maanshan Iron & Steel Co., Ltd. (Class 'H' Shares)     166,000          102,360
NetEase.com, Inc. (ADR)(a)                               3,200           72,640
Parkson Retail Group Ltd.                              145,000          200,340
PetroChina Co., Ltd. (Class 'H' Shares)                946,000        1,259,445
PICC Property & Casualty Co., Ltd.
(Class 'H' Shares)                                      78,000           48,297
Ping An Insurance Group Co. of China Ltd.
(Class 'H' Shares)                                      47,000          323,759
Poly (Hong Kong) Investment Ltd.                        93,000           33,753
Ports Design Ltd.                                       39,500          106,021
Samling Global Ltd.                                    552,000           68,163
Semiconductor Manufacturing International Corp.(a)     878,000           47,017
Shandong Chenming Paper Holdings Ltd.
(Class 'B' Shares)                                      79,800           66,171
Shandong Weigao Group Medical Polymer Co., Ltd.
(Class 'H' Shares)                                      32,000           42,919
Shanghai Electric Group Co., Ltd.
(Class 'H' Shares)                                     134,000           58,836
Shanghai Friendship Group, Inc. Co.
(Class 'B' Shares)                                      44,200           49,874
Shanghai Haixin Group Co., Ltd.
(Class 'B' Shares)(a)                                  144,500           68,562
Shanghai Industrial Holdings Ltd.                       53,000          150,475
Shanghai Jin Jiang International Hotels Group
Co., Ltd. (Class 'H' Shares)                           404,000           89,005
Shanghai Zhenhua Port Machinery Co., Ltd.
(Class 'B' Shares)                                     172,500          245,099
Shimao Property Holdings Ltd.                           49,000           60,421
SINA Corp.(a)                                           11,100          502,053
Sinofert Holdings Ltd.                                  64,000           45,921
Sinopec-China Petroleum & Chemical Corp.
(Class 'H' Shares)                                     254,000           83,530
Sinotrans Shipping Ltd.(a)                             102,000           49,225
Sinotruk Hong Kong Ltd.                                 55,500           58,112
Sohu.com, Inc.(a)                                        1,600          120,768
Suntech Power Holdings Co., Ltd. (ADR)(a)                5,400          180,684
Tencent Holdings Ltd.                                   61,800          545,811
Tingyi (Cayman Islands) Holding Corp.                  224,000          268,035
Tsingtao Brewery Co., Ltd. (Class 'H' Shares)           76,000          162,955
Weiqiao Textile Co., Ltd. (Class 'H' Shares)            47,000           35,890
Wumart Stores, Inc. (Class 'H' Shares)                  55,000           52,572
Xinyu Hengdeli Holdings Ltd.                           140,000           57,766
Yangzijiang Shipbuilding Holdings Ltd.                  75,000           43,281
Yantai Changyu Pioneer Wine Co., Ltd.
(Class 'B' Shares)                                      18,700          113,456
Yanzhou Coal Mining Co., Ltd. (Class 'H' Shares)        90,000          162,431
Zijin Mining Group Co., Ltd. (Class 'H' Shares)        150,000          117,799
ZTE Corp. (Class 'H' Shares)                            89,040          439,833
-------------------------------------------------------------------------------
                                                                   $ 31,568,393
-------------------------------------------------------------------------------

Colombia -- 0.6%
-------------------------------------------------------------------------------
Almacenes Exito SA                                      23,300     $    142,587
Banco de Bogota                                          3,600           49,869
Bancolombia SA (PFD Shares) (ADR)                       12,000          404,760
Cementos Argos SA                                       42,100          170,274
Cia Colombiana de Inversiones SA                         7,037           87,615
Cia de Cemento Argos SA                                 72,900          376,363
Corporacion Financiera Colombiana SA                    11,604           86,893
Ecopetrol SA                                           277,800          395,643
Grupo Aval Acciones y Valores SA                       215,300           59,649
Grupo Nacional de Chocolates SA                         35,700          300,694
Interconexion Electrica SA                             134,100          563,257
Promigas SA                                              4,360           87,709
Suramericana de Inversiones SA                          28,500          264,467
Textiles Fabricato Tejicondor SA(a)                  4,522,600           67,682
-------------------------------------------------------------------------------
                                                                   $  3,057,462
-------------------------------------------------------------------------------

Croatia -- 0.8%
-------------------------------------------------------------------------------
Adris Grupa DD (PFD Shares)                              5,730     $    475,974
Atlantska Plovidba DD                                    1,440          750,542
Dalekovod DD                                             1,390          255,251
Ericsson Nikola Tesla                                      450          204,456
INA Industrija Nafte DD                                  1,525          971,582
Institut Gradevinarstva Hrvatske DD                        145          295,407
Istraturist Umag DD                                        500           44,804
Koncar-Elektroindustrija DD(a)                           1,295          178,636
Kras DD                                                    210           21,479
Petrokemija DD(a)                                          400           21,186
Podravka Prehrambena Industija DD                        2,565          201,729
Privredna Banka Zagreb DD(a)                             1,877          390,555
Tankerska Plovidba DD                                      115           82,804
VIRO Tvornica Secera                                       360           66,489
-------------------------------------------------------------------------------
                                                                   $  3,960,894
-------------------------------------------------------------------------------

Czech Republic -- 3.0%
-------------------------------------------------------------------------------
CEZ AS                                                  90,260     $  7,368,478
Komercni Banka AS                                        9,654        2,433,497
Philip Morris CR AS                                        613          201,208
Telefonica 02 Czech Republic AS                         46,604        1,560,339
Unipetrol AS                                           110,823        1,524,820
Zentiva NV                                              32,025        2,218,963
-------------------------------------------------------------------------------
                                                                   $ 15,307,305
-------------------------------------------------------------------------------

Egypt -- 1.4%
-------------------------------------------------------------------------------
Alexandria Mineral Oils Co.                              7,520     $    102,000
Arab Cotton Ginning                                    110,800          146,100
Commercial International Bank                           57,177          541,212
Delta Sugar Co.                                         15,500           94,261
Eastern Tobacco                                          3,382          200,050
Egypt Kuwaiti Holding Co.                              114,179          329,971
Egyptian Financial & Industrial Co.                      5,600          271,125
Egyptian Financial Group-Hermes Holding SAE             53,171          470,836
Egyptian for Tourism Resorts                           301,800          284,752
Egyptian Media Production City(a)                       28,738           46,884
El Ezz Aldekhela Steel Alexa Co.                           545          151,439
El Ezz Steel Rebars SAE                                 20,600          292,094
El Sewedy Cables Holding Co.(a)                          9,430          261,589
El Watany Bank of Egypt                                 12,400           94,607
Medinet Nasr for Housing                                10,375           84,684
Misr Beni Suef Cement Co.                                5,940           96,906
MobiNil-Egyptian Co. for Mobil Services                  4,430          124,415
Olympic Group Financial Investments                     20,900          216,550
Orascom Construction Industries (OCI)                   18,792        1,367,563
Orascom Hotels & Development(a)                         21,970          210,035
Orascom Telecom Holding SAE                             86,280          918,051
Oriental Weavers Co.                                     8,099           59,504
Paints & Chemical Industry Co. SAE                       7,000           66,608
Sidi Kerir Petrochemcials Co.                           60,250          203,086
Six of October Development & Investment Co.(a)           2,800           67,693
South Valley Cement(a)                                  30,700          157,715
Suez Cement Co.                                         10,700           90,323
Talaat Moustafa Group(a)                                40,200           61,494
Telecom Egypt                                           64,084          181,367
-------------------------------------------------------------------------------
                                                                   $  7,192,914
-------------------------------------------------------------------------------

Estonia -- 0.7%
-------------------------------------------------------------------------------
AS Baltika                                              33,170     $     83,077
AS Eesti Ehitus                                         49,700          233,708
AS Eesti Telekom                                        65,874          666,714
AS Harju Elekter                                         4,100           16,002
AS Merko Ehitus                                         23,968          265,575
AS Norma                                                 2,000           16,204
AS Olympic Entertainment Group                         259,390          697,901
AS Tallink Group Ltd.(a)                             1,385,552        1,207,800
AS Tallinna Kaubamaja                                   44,340          413,643
AS Tallinna Vesi                                        16,090          263,334
-------------------------------------------------------------------------------
                                                                   $  3,863,958
-------------------------------------------------------------------------------

Ghana -- 0.3%
-------------------------------------------------------------------------------
Aluworks Ghana Ltd.                                    457,409     $    245,535
CAL Bank Ltd.                                          687,900          416,909
Cocoa Processing Co., Ltd.                             269,722           11,910
Ghana Commercial Bank Ltd.                             271,841          317,736
Home Finance Co., Ltd.                               1,235,326          663,119
Produce Buying Co., Ltd.(a)                            582,428          110,939
-------------------------------------------------------------------------------
                                                                   $  1,766,148
-------------------------------------------------------------------------------

Hungary -- 3.2%
-------------------------------------------------------------------------------
EGIS Rt                                                  4,080     $    412,390
Fotex Rt.(a)                                            25,100          108,694
Magyar Telekom Rt                                      658,740        3,637,225
MOL Hungarian Oil & Gas Rt                              24,750        3,415,664
OTP Bank Rt                                            130,440        6,080,141
PannErgy Plc(a)                                          5,500           44,654
RABA Automotive Holding Rt.(a)                          28,560          275,760
Richter Gedeon Rt                                       11,720        2,683,284
-------------------------------------------------------------------------------
                                                                   $ 16,657,812
-------------------------------------------------------------------------------

India -- 6.4%
-------------------------------------------------------------------------------
Aban Offshore Ltd.                                       1,040     $     60,635
ACC Ltd.                                                 5,370           72,675
Adani Exports Ltd.                                       3,000           44,539
Aditya Birla Nuvo Ltd.                                   3,402          104,480
Amtek Auto Ltd.                                         12,100           59,886
Areva T&D India Ltd.                                     1,500           57,131
Asea Brown Boveri India Ltd.                             5,400           97,063
Asian Paints Ltd.                                        2,130           60,523
Bajaj Auto Ltd.                                          5,130           64,946
Bajaj Finserv Ltd.                                       5,130           52,415
Bajaj Holdings & Investment Ltd.                         5,130           41,313
Bank of Baroda                                           9,660           57,699
Bank of India                                           11,700           74,685
BF Utilities Ltd.(a)                                     1,490           69,037
Bharat Forge Ltd.                                       19,650          116,928
Bharat Heavy Electricals Ltd.                           16,540          650,918
Bharti Airtel Ltd.(a)                                   96,130        1,784,236
Bombay Dyeing & Manufacturing Co., Ltd.                  3,900           55,714
Cairn India Ltd.(a)                                     41,000          230,467
Canara Bank Ltd.                                        12,400           51,973
CESC Ltd.                                                5,900           47,206
Cipla Ltd.                                              60,010          308,466
Colgate-Palmolive (India) Ltd.                           9,000           83,263
Container Corp. of India Ltd.                            5,260          103,097
Crompton Greaves Ltd.                                   16,800           92,317
Deccan Chronicle Holdings Ltd.                          27,600           70,607
Dish TV India Ltd.(a)                                    1,150              798
Divi's Laboratories Ltd.                                 3,700          121,233
DLF Ltd.                                                31,200          373,041
Dr. Reddy's Laboratories Ltd.                           22,620          300,258
Essar Oil Ltd.(a)                                      102,130          449,675
Exide Industries Ltd.                                   35,200           55,672
Gail India Ltd.                                         51,100          441,533
Gammon India Ltd.                                        9,600           47,155
Glaxosmithkline Pharmaceuticals Ltd.                     4,480          114,787
Glenmark Pharmaceuticals Ltd.                           11,960          181,890
GMR Infrastructure(a)                                   20,000           43,272
Grasim Industries Ltd.                                   2,830          117,410
Great Eastern Shipping Co., Ltd.                         5,620           52,973
Gujarat Ambuja Cements Ltd.                             44,800           84,006
Gujarat State Petronet Ltd.                             39,200           52,982
HCL Technologies Ltd.                                   21,100           97,546
HDFC Bank Ltd.                                          22,124          551,922
Hero Honda Motors Ltd.                                   9,200          169,077
Hindalco Industries Ltd.                                90,810          298,575
Hindustan Lever Ltd.                                   127,500          712,419
Hindustan Zinc Ltd.                                      6,840           94,024
Housing Development & Infrastructure Ltd.                3,900           40,895
Housing Development Finance Corp.                       28,000        1,477,578
ICICI Bank Ltd.                                        105,270        1,549,401
Idea Cellular Ltd.(a)                                  142,000          293,416
IFCI Ltd.(a)                                            68,000           71,912
Indiabulls Financial Services Ltd.                      18,100          123,866
Indiabulls Real Estate Ltd.(a)                          15,700          103,359
Indiabulls Securities Ltd.(a)                           94,300          160,249
Indian Hotels Co., Ltd.                                 52,680          105,779
Infosys Technologies Ltd.                               34,630        1,279,270
Infosys Technologies Ltd. (ADR)                          3,800          149,682
Infrastructure Development Finance Co., Ltd.            76,600          164,975
ITC Ltd.                                               359,930        1,582,137
Jain Irrigation Systems Ltd.                             3,800           45,668
Jaiprakash Associates Ltd.                              37,300          138,059
Jindal Steel & Power Ltd.                                4,550          218,489
JSW Steel Ltd.                                           7,600          129,318
Kotak Mahindra Bank Ltd.                                11,100          135,395
Lanco Infratech Ltd.                                    13,900          100,186
Larsen & Toubro Ltd.                                    21,080        1,275,877
Larsen & Toubro Ltd. (GDR)                                 800           48,959
Lupin Ltd.                                               3,900           66,815
Mahindra & Mahindra Ltd.                                22,480          273,398
Maruti Udyog Ltd.                                       19,250          255,708
Max India Ltd.(a)                                       13,600           60,469
Motor Industries Co., Ltd.                               1,130           98,476
Mundra Port & Special Economic Zone Ltd.(a)             11,000          147,414
National Aluminium Co., Ltd.                             4,800           47,040
Nestle India Ltd.                                        3,730          143,417
Nicholas Piramal India Ltd.                              8,000           59,573
NTPC Ltd.                                              161,900          641,066
Oil & Natural Gas Corp. Ltd.                            26,970          623,796
Piramal Life Sciences Ltd.(a)                              800            3,298
Power Grid Corp. of India Ltd.                          80,700          176,122
Punj Lloyd Ltd.                                          6,100           38,096
Ranbaxy Laboratories Ltd.                               28,560          327,468
Reliance Capital Ltd.                                   13,960          417,792
Reliance Communications Ltd.                           105,460        1,216,204
Reliance Industries Ltd.                                49,250        2,547,176
Reliance Industries Ltd. (GDR)(144A)                       700           71,732
Reliance Infrastructure Ltd.                            23,000          512,785
Reliance Natural Resources Ltd.(a)                     207,800          467,560
Reliance Petroleum Ltd.(a)                              93,910          359,872
Reliance Power Ltd.                                     40,000          152,831
Satyam Computer Services Ltd.                           59,150          523,359
Satyam Computer Services Ltd. (ADR)                      2,000           42,680
Sesa Goa Ltd.                                            1,850          144,578
Siemens India Ltd.                                       7,380           93,823
Sintex Industries Ltd.                                   5,600           40,960
State Bank of India                                      3,500          114,688
State Bank of India (GDR)                                9,600          628,168
Steel Authority of India Ltd.                           32,400          105,422
Sterling Biotech Ltd.                                   21,400          101,409
Sterlite Industries (India) Ltd.                        18,280          266,190
Sun Pharma Advanced Research Co., Ltd.(a)                1,300            2,365
Sun Pharmaceuticals Industries Ltd.                      7,300          239,348
Sun TV Network Ltd.                                     12,400           68,144
Suzlon Energy Ltd.                                      27,750          143,724
Tata Chemicals Ltd.                                      7,100           52,304
Tata Consultancy Services Ltd.                          16,440          318,792
Tata Motors Ltd.                                        21,050          200,948
Tata Power Co., Ltd.                                    23,590          641,437
Tata Steel Ltd.                                         38,896          592,462
Tata Tea Ltd.                                            2,800           49,592
Tata Teleservices Maharashtra Ltd.(a)                   75,500           43,655
Titan Industries Ltd.                                    3,300           87,328
Unitech Ltd.                                            35,100          133,582
United Spirits Ltd.                                      8,150          242,454
UTI Bank Ltd.                                           28,600          432,326
Videsh Sanchar Nigam Ltd.                               11,200          119,646
Voltas Ltd.                                             39,000          110,691
Wipro Ltd.                                              32,900          315,043
Zee Entertainment Enterprises Ltd.                      22,930          103,817
-------------------------------------------------------------------------------
                                                                   $ 32,733,980
-------------------------------------------------------------------------------

Indonesia -- 3.1%
-------------------------------------------------------------------------------
Adhi Karya Tbk PT                                      867,100     $     53,776
AKR Corporindo Tbk PT                                  861,500          109,991
Aneka Tambang Tbk PT                                   428,500          115,219
Astra Argo Lestari Tbk PT                               97,500          232,487
Astra International Tbk PT                             686,200        1,685,020
Bakrie & Brothers Tbk PT(a)                         14,195,500          617,086
Bakrie Sumatera Plantations Tbk PT                     556,500           83,924
Bank Central Asia Tbk PT                             3,784,500        1,245,928
Bank Danamon Indonesia Tbk PT                          280,000          169,013
Bank Internasional Indonesia Tbk PT                  3,437,000          173,834
Bank Mandiri PT                                      1,769,500          571,510
Bank Niaga Tbk PT                                    1,059,500          110,710
Bank Pan Indonesia Tbk PT(a)                         1,456,500          140,952
Bank Rakyat Indonesia PT                             1,243,500          824,307
Barito Pacific Tbk PT(a)                               665,800          114,796
Berlian Laju Tanker Tbk PT                             678,000          138,957
Bumi Resources Tbk PT                                3,061,000        2,244,043
Energi Mega Persada Tbk PT(a)                        1,550,700          143,316
Gudang Garam Tbk PT                                    179,000          129,950
Indah Kiat Pulp & Paper Corp. Tbk PT(a)                383,000          128,522
Indocement Tunggal Prakarsa Tbk PT                     167,000          111,883
Indofood Sukses Makmur Tbk PT                        1,373,000          339,763
Indonesian Satellite Corp. Tbk PT                      698,000          497,027
International Nickel Indonesia Tbk PT                  355,000          177,566
Kalbe Farma Tbk PT                                   1,745,500          152,450
Lippo Karawaci Tbk PT                                2,626,500          224,418
Medco Energi Internasional Tbk PT                      398,500          199,024
Perusahaan Gas Negara PT                               616,000          817,908
Perusahaan Perkebunan London Sumatra Indonesia
Tbk PT(a)                                              155,500          133,862
Semen Gresik Persero Tbk PT                            301,000          134,344
Tambang Batubara Bukit Asam Tbk PT (Series 'B')        186,000          276,446
Telekomunikasi Indonesia Tbk PT                      1,955,500        1,625,427
Tunas Baru Lampung Tbk PT                            1,433,000           94,834
Unilever Indonesia Tbk PT                              487,800          367,856
United Tractors Tbk PT                               1,258,500        1,562,691
-------------------------------------------------------------------------------
                                                                   $ 15,748,840
-------------------------------------------------------------------------------

Israel -- 2.9%
-------------------------------------------------------------------------------
Africa-Israel Investments Ltd.                           1,700     $     70,295
Alony Hetz Properties & Investments Ltd.                18,100           51,448
Alvarion Ltd.(a)                                         8,900           56,343
Bank Hapoalim B.M                                      162,631          677,494
Bank Leumi Le-Israel                                   206,708          910,609
Bezeq Israeli Telecommunication Corp. Ltd.             526,535          955,871
Cellcom Israel Ltd.                                     14,500          480,530
Ceragon Networks Ltd.(a)                                 4,600           36,202
Check Point Software Technologies Ltd.(a)               32,306          737,546
Clal Industries Ltd.                                    14,400           56,281
Clal Insurance Enterprise Holdings Ltd.                  2,810           57,782
Delek Group Ltd.                                           880          112,822
Discount Investment Corp.                                3,300           76,652
Elbit Imaging Ltd.                                       1,170           37,540
Elbit Systems Ltd.                                       5,550          294,029
EZchip Semiconductor Ltd.(a)                             6,700          120,667
Frutarom                                                 8,107           80,300
Gazit Globe (1982) Ltd.                                 12,000           89,577
Gilat Satellite Networks Ltd.(a)                        11,760          127,714
Given Imaging Ltd.(a)                                      943           13,768
Harel Insurance Investments Ltd.                         3,180          155,896
Hot Telecommunication System(a)                          4,200           49,973
IDB Development Corp. Ltd.                               2,184           49,146
IDB Holding Corp. Ltd.                                   2,900           56,655
Israel Chemicals Ltd.                                   81,761        1,521,245
Israel Corp. Ltd.                                          398          471,043
Israel Discount Bank Ltd. (Series 'A')(a)               60,100          114,300
Koor Industries Ltd.                                     1,010           56,002
Makhteshim-Agan Industries Ltd.                         51,297          445,809
Mellanox Technologies Ltd.(a)                            4,200           54,429
Menorah Mivtachim Holdings Ltd.                          6,900           58,655
Migdal Insurance & Financial Ltd. Holdings              38,400           47,435
Mizrahi Tefahot Bank Ltd.                               17,240          122,409
Ness Technologies, Inc.(a)                              17,200          212,764
Nice Systems Ltd.(a)                                    11,423          339,193
Oil Refineries Ltd.                                    162,600          113,991
Orbotech Ltd.(a)                                         3,000           35,280
Ormat Industries Ltd.                                    9,100          101,165
Osem Investment Ltd.                                     3,944           50,989
Partner Communications Co., Ltd.                        43,000          941,489
Supersol Ltd.                                           26,000          132,191
Syneron Medical Ltd.(a)                                  1,300           18,252
Teva Pharmaceutical Industries Ltd.                      4,400          198,311
Teva Pharmaceutical Industries Ltd. (ADR)              104,104        4,668,023
-------------------------------------------------------------------------------
                                                                   $ 15,058,115
-------------------------------------------------------------------------------

Jordan -- 0.8%
-------------------------------------------------------------------------------
Arab Bank Plc                                           54,300     $  1,764,271
Arab East Investment                                    15,050           77,109
Arab Potash Co.                                          4,100          435,173
Bank of Jordan                                          11,100           46,531
Jordan Ahli Bank                                        14,000           52,166
Jordan Cement Factory                                    5,600           74,298
Jordan Petroleum Refinery                                7,100          135,787
Jordan Steel                                            13,802          140,650
Jordan Telecom Corp.                                    34,500          299,563
Jordanian Electric Power Co.                            20,776          187,966
Middle East Complex for Engineering, Electric, &
Heavy Industries                                        98,700          422,104
Taameer Jordan Co.(a)                                   82,800          237,239
Union Investment Corp.(a)                               34,700           68,908
Union Land Development                                  32,100           79,740
United Arab Investors                                   65,800          221,965
-------------------------------------------------------------------------------
                                                                   $  4,243,470
-------------------------------------------------------------------------------

Kenya -- 0.7%
-------------------------------------------------------------------------------
Athi River Mining Ltd.                                  93,300     $    152,024
Bamburi Cement Co., Ltd.                               149,700          422,102
Barclays Bank of Kenya Ltd.                            457,165          448,743
Diamond Trust of Kenya Ltd.                             46,700           64,545
East African Breweries Ltd.                            197,680          557,792
Equity Bank Ltd.                                        61,900          246,790
ICDC Investment Co.                                    196,000           70,705
Kenya Airways Ltd.                                     345,800          235,652
Kenya Commercial Bank Ltd.                           1,089,400          498,050
Kenya Electricity Generating Co., Ltd.                 921,100          318,012
Kenya Oil Co., Ltd.                                     64,000           83,828
Kenya Power & Lighting Ltd.                             25,400           69,875
Mumias Sugar Co., Ltd.                                 856,800          133,833
Nation Media Group Ltd.                                 54,600          174,091
NIC Bank Ltd.                                          111,300           91,791
Standard Chartered Bank Kenya Ltd.                      55,400          163,670
-------------------------------------------------------------------------------
                                                                   $  3,731,503
-------------------------------------------------------------------------------

Latvia -- 0.1%
-------------------------------------------------------------------------------
Grindeks(a)                                              2,000     $     24,635
Latvian Shipping Co.(a)                                 80,000          217,285
SAF Tehnika(a)                                           5,000           10,581
Ventspils Nafta(a)                                       7,900           36,377
-------------------------------------------------------------------------------
                                                                   $    288,878
-------------------------------------------------------------------------------

Lithuania -- 0.5%
-------------------------------------------------------------------------------
Apranga PVA                                             32,486     $     91,629
Bankas Snoras(a)                                        24,000           29,103
Invalda PVA                                             19,100          137,017
Klaipedos Nafta PVA(a)                                 845,900          324,878
Lietuvos Dujos                                          31,900           33,896
Lietuvos Energija(a)                                    42,400           72,384
Pieno Zvaigzdes                                         63,600          131,792
Rokiskio Suris                                          69,800          141,437
Rytu Skirstomieji Tinklai                               88,200          154,263
Sanitas                                                 18,400          246,291
Siauliu Bankas(a)                                      174,861          141,410
Snaige(a)                                                4,000            4,333
Teo LT AB                                              625,400          549,867
Ukio Bankas Commercial Bank                            338,680          411,601
-------------------------------------------------------------------------------
                                                                   $  2,469,901
-------------------------------------------------------------------------------

Malaysia -- 3.1%
-------------------------------------------------------------------------------
Airasia Bhd(a)                                         338,200     $    116,647
Alliance Financial Group Bhd                           103,700           89,547
AMMB Holdings Bhd                                      184,200          186,629
Asiatic Development Bhd                                 40,800           81,057
Astro All Asia Networks Plc                             88,200           89,413
Batu Kawan Bhd                                          90,500          251,600
Berjaya Sports Toto Bhd                                122,400          183,445
British American Tobacco Malaysia Bhd                   18,800          233,298
Bumiputra-Commerce Holdings Bhd                        363,800          971,412
Bursa Malaysia Bhd                                     131,700          288,605
Dialog Group Bhd                                       221,900           86,637
Digi.com Bhd                                            48,700          371,417
E&O Property Development Bhd(a)                         83,200           48,550
Gamuda Bhd                                             613,500          505,062
Genting Bhd                                            293,900          528,627
Hong Leong Bank Bhd                                     40,600           71,314
IGB Corp. Bhd                                          173,500           75,070
IJM Corp. Bhd                                          114,350          191,996
IOI Corp. Bhd                                          348,205          611,348
Kencana Petroleum Bhd(a)                               233,700          136,782
Kinsteel Bhd                                           202,200           73,993
KNM Group Bhd                                        1,333,800          789,292
Kuala Lumpur Kepong Bhd                                 55,500          232,746
Kulim (Malaysia) Bhd                                    41,000          100,930
Lafarge Malayan Cement Bhd                              99,150          137,755
Lion Industries Corp. Bhd                              120,300           92,642
Malayan Banking Bhd                                    359,950          874,438
Malaysian Airline System Bhd                           165,733          198,648
Malaysian Airline System Bhd (PFD Shares)               33,533            9,578
Malaysian Bulk Carriers Bhd                            102,200          115,328
Malaysian Resources Corp. Bhd                          144,000           45,516
MISC Bhd                                               111,400          301,838
MMC Corp. Bhd                                          189,800          162,315
Multi-Purpose Holdings Bhd                             110,400           55,944
Parkson Holdings Bhd                                   311,840          432,658
Petra Perdana Bhd                                       83,400           93,145
Petronas Dagangan Bhd                                  197,900          463,676
Petronas Gas Bhd                                        42,700          128,260
PLUS (Projek Lebuhraya Utara Selatan)
Expressways Bhd                                        181,900          161,298
Pos Malaysia Bhd                                        22,200           12,695
PPB Group Bhd                                          117,700          334,568
Public Bank Bhd                                        299,300          952,561
Resorts World Bhd                                      545,000          464,342
RHB Capital Bhd                                         62,100           79,620
SapuraCrest Petroleum Bhd                              208,100           86,033
Sarawak Energy Bhd                                     152,400          139,579
Shell Refining Co. Bhd                                  36,900          118,713
Sime Darby Bhd                                         568,739        1,373,042
Sino Hua-An International Bhd                          401,500           72,160
SP Setia Bhd                                            75,600           70,597
Ta Ann Holdings Bhd                                     25,400           49,736
TA Enterprise Bhd                                      323,000           85,674
Tanjong Plc                                             24,100           96,663
Telekom Malaysia Bhd                                   131,600          138,387
Tenaga Nasional Bhd                                    297,000          761,949
Titan Chemicals Corp. Bhd                              168,000           63,799
TM International Bhd(a)                                131,600          256,652
Uchi Technologies Bhd                                   90,400           53,161
UEM World Bhd                                          173,400          155,928
UMW Holdings Bhd                                        78,000          143,184
Wah Seong Corp. Bhd                                    107,125           63,204
WCT Bhd                                                 98,800           94,685
WTK Holdings Bhd                                       154,250           96,311
YNH Property Bhd                                       145,600           70,851
YTL Corp. Bhd                                           61,300          123,726
YTL Power International Bhd                            188,533          107,302
-------------------------------------------------------------------------------
                                                                   $ 15,653,578
-------------------------------------------------------------------------------

Mauritius -- 0.6%
-------------------------------------------------------------------------------
Air Mauritius Ltd.                                      37,800     $     24,840
Ireland Blyth Ltd.                                      31,600           70,803
Mauritius Commercial Bank                              231,900        1,433,090
Mauritius Development Investment Trust Co., Ltd.       258,000           55,069
New Mauritius Hotels Ltd.                              108,650          622,793
Promotion & Development Ltd.                            11,800           40,626
Rogers & Co., Ltd.                                       5,700           82,618
Shell Mauritius Ltd.                                    14,300           47,221
State Bank of Mauritius Ltd.                           147,800          470,524
Sun Resorts Ltd.                                        67,375          210,203
United Basalt Products Ltd.                             36,000           57,272
United Docks Ltd.(a)                                    27,400           97,328
-------------------------------------------------------------------------------
                                                                   $  3,212,387
-------------------------------------------------------------------------------

Mexico -- 5.9%
-------------------------------------------------------------------------------
Alfa SA de CV (Series 'A')                             123,000     $    802,387
America Movil SA de CV (Series 'L')                  2,865,820        7,246,671
Axtel SA de CV (Series 'CPO')(a)                        77,100          113,348
Banco Compartamos SA de CV                              97,800          371,392
Carso Global Telecom SA de CV (Series 'A1')(a)          63,800          344,977
Carso Infraestructura y Construccion SA(a)             358,400          328,643
Cemex SAB de CV (Series 'CPO')(a)                    1,245,518        2,650,435
Coca-Cola Femsa SA de CV (Series 'L')                   30,200          172,537
Consorcio ARA SA de CV                                  37,200           30,886
Controladora Comercial Mexicana SA de CV                40,400          120,801
Corporacion GEO SA de CV (Series 'B')(a)                66,100          241,789
Corporacion Moctezuma SA de CV                          27,500           65,235
Desarrolladora Homex SA de CV(a)                        25,100          233,913
Division DINE SA de CV(a)                               78,400           67,984
Embotelladoras Arca SA                                  16,000           57,714
Empresas ICA SA de CV(a)                               196,200        1,040,351
Fomento Economico Mexicano SA de CV (Series 'UBD')     305,500        1,396,719
Gruma SAB (Class 'B' Shares)                            21,445           61,345
Grupo Aeroportuario del Centro Norte SAB de CV          37,000           82,902
Grupo Aeroportuario del Pacifico SA de CV
(Class 'B' Shares)                                      41,500          123,884
Grupo Aeroportuario del Sureste SAB de CV
(Class 'B' Shares)                                      28,800          147,373
Grupo Bimbo SA de CV (Series 'A')                       59,900          387,472
Grupo Carso SA de CV (Series 'A1')                     217,000          947,766
Grupo Elektra SA de CV                                   8,300          328,426
Grupo Financiero Banorte SA de CV
(Class 'O' Shares)                                     702,400        3,024,388
Grupo Financiero Inbursa SA de CV
(Class 'O' Shares)                                     409,700        1,533,772
Grupo Iusacell SA de CV(a)                               6,533           64,464
Grupo Lamosa SA                                         47,773          102,327
Grupo Mexico SA de CV (Series 'B')                     608,700        1,079,922
Grupo Modelo SA de CV (Series 'C')                      77,500          405,537
Grupo Televisa SA (Series 'CPO')                       238,000        1,071,747
Impulsora del Desarrollo y el Empleo en America
Latina SA de CV (Series 'B1')(a)                       484,900          744,290
Industrias CH SA (Series 'B')(a)                        25,700          134,225
Industrias Penoles SA de CV                             13,000          343,367
Kimberly-Clark de Mexico SA de CV                       73,000          314,687
Mexichem SA de CV                                       70,032          488,402
Organizacion Soriana SAB de CV (Class 'B' Shares)       30,500          112,327
Promotora y Operadora de Infraestructura
SA de CV(a)                                             77,700          246,970
Telefonos de Mexico SA de CV (Series 'A')                6,500            8,098
Telefonos de Mexico SA de CV (Series 'L')              672,200          850,886
Telmex Internacional SAB de CV (Class 'A' Shares)(a)     6,500            4,373
Telmex Internacional SAB de CV (Class 'L' Shares)(a)   672,200          462,292
TV Azteca SA de CV (Series 'CPO')                      153,000          103,698
Urbi Desarrollos Urbanos SA de CV(a)                    35,900          118,975
Vitro SA de CV (Series 'A')                             34,900           48,699
Wal-Mart de Mexico SA de CV (Series 'V')               386,100        1,571,646
-------------------------------------------------------------------------------
                                                                   $ 30,200,042
-------------------------------------------------------------------------------

Morocco -- 1.6%
-------------------------------------------------------------------------------
Attijariwafa Bank                                        2,050     $    901,332
Banque Centrale Populaire                                  590          216,263
Banque Marocaine du Commerce Exterieur (BMCE)            2,480        1,045,718
Banque Marocaine pour le Commerce et L'
Industrie (BMCI)                                           760          116,878
Centrale Laitiere                                           85           79,602
Ciments du Maroc                                           800          223,731
Compagnie Generale Immobiliere                             360          106,831
Credit Immobilier et Hotelier(a)                         1,440          111,960
Douja Promotion Groupe Addoha SA                         5,200        1,466,008
Holcim Maroc SA                                            450          163,991
Lafarge Ciments                                          1,250          374,298
Managem                                                    755           45,796
Maroc Telecom                                           51,820        1,309,662
ONA SA                                                   4,210        1,000,960
RISMA(a)                                                 1,900           98,922
Samir                                                    1,180          122,237
Societe des Brasseries du Maroc                            225           58,395
Societe Nationale d'Investissement                       1,145          302,214
SONASID (Societe Nationale de Siderurgie)                  580          297,493
Wafa Assurance                                             100           36,767
-------------------------------------------------------------------------------
                                                                   $  8,079,058
-------------------------------------------------------------------------------

Nigeria -- 0.7%
-------------------------------------------------------------------------------
Access Bank Nigeria Plc                              1,189,100     $    161,340
Afribank Nigeria Plc                                   357,860           77,482
African Petroleum Plc                                  214,492          535,397
Ashaka Cement Plc                                      190,167           59,904
Dangote Sugar Refinery Plc                             559,032          137,414
Ecobank Transnational Inc.                             465,000          158,915
First Bank of Nigeria Plc                            1,036,566          384,438
Guaranty Trust Bank Plc                                889,690          191,120
Guiness Nigeria Plc                                    147,075          151,227
Intercontinental Bank Plc                              805,300          223,658
Nigerian Breweries Plc                                 538,200          238,312
Oando Plc                                              141,000          211,294
Oceanic Bank International Plc                         510,200          103,101
UAC of Nigeria Plc                                     300,000          107,773
Unilever Nigeria Plc(a)                                270,000           50,412
Union Bank of Nigeria Plc                              627,440          223,753
United Bank for Africa Plc                             657,439          178,350
West African Portland Cement Co., Plc                  464,033          171,390
Zenith Bank Ltd.                                       838,275          292,178
-------------------------------------------------------------------------------
                                                                   $  3,657,458
-------------------------------------------------------------------------------

Oman -- 0.8%
-------------------------------------------------------------------------------
Ahli Bank                                               90,000     $     62,198
Al Jazeira Services Co.                                119,160           77,706
Bank Dhofar SAOG                                        49,920           97,387
Bank Muscat SAOG                                       112,645          474,110
Dhofar International Development & Investment
Holding Co.                                             27,600           55,931
National Bank of Oman Ltd.                             184,410          299,924
Oman Cables Industry SAOG                               33,600          310,668
Oman Cement Co., SAOG                                   58,100          116,381
Oman Flour Mills Co., Ltd. SAOG                         16,410          234,490
Oman International Bank SAOG                            14,675          144,882
Oman National Investment Corp. Holdings                 18,200           56,269
Oman Telecommunications Co.                            114,850          683,311
Ominvest                                                17,640           49,497
Raysut Cement Co., SAOG                                 67,700          485,569
Renaissance Holdings Co.                               156,673          684,748
Shell Oman Marketing Co.                                11,900           69,594
-------------------------------------------------------------------------------
                                                                   $  3,902,665
-------------------------------------------------------------------------------

Pakistan -- 0.7%
-------------------------------------------------------------------------------
Adamjee Insurance Co., Ltd.                             15,500     $     44,938
Allied Bank Ltd.                                       106,840          109,449
Arif Habib Securities Ltd.(a)                           17,500           32,611
Azgard Nine Ltd.                                       409,500          255,351
Bank Alfalah Ltd.                                      108,301           57,352
Bank of Punjab                                         204,500           90,211
D.G. Khan Cement Co., Ltd.                             215,300          162,576
EFU General Insurance Ltd.                              13,800           46,186
Engro Chemical Pakistan Ltd.                            44,000          128,165
Fauji Fertilizer Bin Qasim Ltd.                         58,000           22,005
Fauji Fertilizer Co., Ltd.                              67,500          119,514
Hub Power Co., Ltd.                                    604,700          219,190
Indus Motor Co., Ltd.                                   24,000           56,099
Kot Addu Power Co., Ltd.                               218,000          139,491
Lucky Cement Ltd.                                       93,500          101,293
Muslim Commercial Bank Ltd.                            180,275          679,730
National Bank of Pakistan                               54,912           91,518
Nishat Mills Ltd.                                      111,500           99,183
Oil & Gas Development Co., Ltd.                        204,100          328,256
Packages Ltd.                                           11,500           32,837
Pakistan Oil Fields Ltd.                                20,000           80,096
Pakistan Petroleum Ltd.                                 51,350          151,430
Pakistan State Oil Co., Ltd.                            16,900           88,308
Pakistan Telecommunication Co., Ltd.                   426,100          207,525
SUI Northern Gas Pipelines Ltd.                        211,000          122,377
SUI Southern Gas Co., Ltd.                             158,500           56,568
United Bank Ltd.                                        35,625           39,094
-------------------------------------------------------------------------------
                                                                   $  3,561,353
-------------------------------------------------------------------------------

Peru -- 1.4%
-------------------------------------------------------------------------------
Alicorp SA                                             384,800     $    368,883
Austral Group SA(a)                                    658,650           70,156
Cia de Minas Buenaventura SA                             1,600           43,203
Cia de Minas Buenaventura SA (ADR)                      33,980          914,402
Cia Minera Atacocha SA (Class 'B' Shares)
(PFD Shares)                                            39,750           40,928
Cia Minera Milpo SA                                    179,557          414,387
Credicorp Ltd.                                          16,890        1,253,391
Edegel SA                                              890,000          410,794
Edelnor SA                                             108,248           94,162
Empresa Agroindustrial Casa Grande SA(a)                69,120          144,302
Energia del Sur SA                                      39,900          186,998
Ferreyros SA                                           294,824          403,008
Grana y Montero SA                                     210,612          349,213
Luz del Sur SAA                                         90,550          134,226
Minsur SA                                               85,200          220,827
Sociedad Minera Cerro Verde SA                           8,490          202,402
Sociedad Minera el Brocal SA                             8,970          119,430
Southern Copper Corp.                                   50,550        1,404,771
Volcan Cia Minera SA (Class 'B' Shares)                157,261          217,200
-------------------------------------------------------------------------------
                                                                   $  6,992,683
-------------------------------------------------------------------------------

Philippines -- 1.5%
-------------------------------------------------------------------------------
Aboitiz Equity Ventures, Inc.                        3,911,000     $    587,748
Alliance Global Group, Inc.(a)                       1,460,000          109,704
Altlas Consolidated Mining & Development Corp.(a)      500,000          146,198
Ayala Corp.                                             55,996          369,411
Ayala Land, Inc.                                     1,570,800          345,813
Banco De Oro                                           338,020          311,647
Bank of the Philippine Islands                         378,600          343,804
Filinvest Land, Inc.                                 3,449,000           61,830
First Gen Corp.                                         73,300           47,829
First Philippine Holdings Corp.                         70,100           47,220
Globe Telecom, Inc.                                      6,540          166,689
Holcim Philippines, Inc.                             1,492,000          187,957
International Container Terminal Services, Inc.        388,900          261,927
JG Summit Holding, Inc.                              2,411,900          419,231
Jollibee Foods Corp.                                   143,300          119,383
Manila Electric Co.                                    178,200          237,499
Manila Water Co.                                       254,600           97,765
Megaworld Corp.                                      2,476,800           80,704
Metropolitan Bank & Trust Co.                          261,600          220,018
Philex Mining Corp.                                  3,213,700          506,057
Philippine Long Distance Telephone Co.                  26,620        1,509,667
PNOC Energy Development Corp.                        3,240,800          354,154
Robinsons Land Corp.                                   411,400           68,386
San Miguel Corp. (Class 'B' Shares)                    649,500          637,116
SM Investments Corp.                                    53,938          327,554
SM Prime Holdings, Inc.                                893,799          146,593
Universal Robina Corp.                                 349,600           84,803
-------------------------------------------------------------------------------
                                                                   $  7,796,707
-------------------------------------------------------------------------------

Poland -- 3.3%
-------------------------------------------------------------------------------
Agora SA                                                28,530     $    476,847
AmRest Holdings NV(a)                                    4,410          161,674
Bank Handlowy w Warszawie SA                             4,170          158,848
Bank Millennium SA                                      38,100          135,769
Bank Pekao SA                                           18,858        1,726,256
Bank Zachodni WBK SA                                     3,200          250,627
Bioton SA(a)                                           460,100           94,700
BRE Bank SA(a)                                           1,603          299,679
Budimex SA(a)                                            4,100          150,355
Cersanit-Krasnystaw SA(a)                               40,950          301,075
Ciech SA                                                 1,850           55,299
Cinema City International NV(a)                          5,300           52,310
Debica SA                                                2,520           90,065
Dom Development SA                                       7,570          144,084
Echo Investment SA(a)                                   31,000           55,783
Elektrobudowa SA                                         1,000           87,695
Eurocash SA                                             23,000          109,546
Farmacol SA(a)                                           4,040           63,375
Getin Holding SA(a)                                     57,150          270,297
Globe Trade Centre SA(a)                                21,590          304,577
Grupa Kety SA                                            1,090           42,294
Grupa Lotos SA                                           6,453           87,279
ING Bank Slaski SA w Katowicach                            805          185,075
KGHM Polska Miedz SA                                    18,780          766,756
LPP SA(a)                                                  275          207,282
Mostostal Zabrze - Holding SA(a)                        26,460           79,641
Mostostal-Export SA(a)                                  44,200           51,438
Mostostal-Warszawa SA(a)                                 3,160           71,580
Multimedia Polska SA(a)                                 37,040          129,843
Netia SA(a)                                             85,915          129,000
NG2 SA                                                   3,810           73,321
Orbis SA                                                11,830          254,018
PBG SA(a)                                                5,190          636,492
Polimex Mostostal SA                                   246,500          694,438
Polish Oil & Gas                                       228,200          429,550
Polnord SA(a)                                            1,920           55,284
Polska Grupa Farmaceutyczna SA                           3,200          100,924
Polski Koncern Naftowy Orlen SA                         51,630          914,998
Powszechna Kasa Oszczednosci Bank Polski SA             85,220        2,156,381
Przedsiebiorstwo Eksportu i Importu KOPEX SA(a)         13,800          145,548
Softbank SA                                             18,943          547,380
Telekomunikacja Polska SA                              257,420        2,856,731
TVN SA                                                  94,250          830,955
Zaklad Przetworstwa Hutniczego Stalprodukt SA              530          150,795
Zaklady Azotowe Pulawy SA                                1,500           86,226
Zaklady Chemiczne Police SA(a)                           9,600           83,618
-------------------------------------------------------------------------------
                                                                   $ 16,755,708
-------------------------------------------------------------------------------

Qatar -- 1.5%
-------------------------------------------------------------------------------
Barwa Real Estate Co.                                   12,993     $    324,423
Commercial Bank of Qatar                                16,257          608,509
Doha Bank Ltd.                                          15,676          334,320
First Finance Co.                                       29,000          309,078
Industries Qatar                                        26,235        1,355,529
Masraf Al Rayan                                         67,400          384,087
Qatar Electricity & Water Co.                            4,220          160,894
Qatar Fuel                                               5,770          308,748
Qatar Gas Transport Co., Ltd. (NAKILAT)(a)              88,600          871,276
Qatar Insurance Co.                                      3,220          205,508
Qatar International Islamic Bank                        11,943          308,376
Qatar Islamic Bank                                      17,737          738,128
Qatar National Bank                                      9,614          615,688
Qatar National Navigation                               10,580          450,169
Qatar Real Estate Investment Co.                         2,760           50,795
Qatar Shipping Co.                                       9,636          174,695
Qatar Telecom QSC                                        8,102          373,748
United Development Co.                                   4,780           95,902
-------------------------------------------------------------------------------
                                                                   $  7,669,873
-------------------------------------------------------------------------------

Romania -- 0.8%
-------------------------------------------------------------------------------
Antibiotice SA                                         409,100     $    221,697
Banca Comerciala Carpatica Sibiu                       105,058           10,132
Banca Transilvania(a)                                5,241,961          712,798
Biofarm Bucuresti                                    1,919,989          227,773
BRD-Group Societe Generale                             169,180        1,402,766
Flamingo International SA(a)                           900,700           75,741
Impact SA(a)                                         2,532,902          223,006
Rompetrol Rafinare SA(a)                             2,930,500           65,135
SNP Petrom SA                                        3,609,800          735,229
Transelectrica SA                                       34,000          333,209
Turbomechanica SA                                      347,300           46,270
-------------------------------------------------------------------------------
                                                                   $  4,053,756
-------------------------------------------------------------------------------

Russia -- 6.3%
-------------------------------------------------------------------------------
Aeroflot-Russian International Airlines                 59,000     $    181,237
AvtoVAZ                                                263,394          269,774
Central Telecommunication Co.                           85,700           44,136
Cherepovets MK Severstal                                 2,900           54,315
Cherepovets MK Severstal
(GDR)(144A)                                              7,750          147,971
Comstar United Telesystems (GDR)                        18,350          161,052
CTC Media, Inc.(a)                                      28,300          654,013
Evraz Group SA (GDR)(144A)                               4,850          459,689
Federal Grid Co. Unified Energy System JSC(a)       10,725,782          140,508
Gazprom Neft                                             5,000           31,633
Gazprom Neft (ADR)                                       1,800           55,800
Holding MRSK(a)                                        911,500          154,864
Holding MRSK (PFD Shares)(a)                           163,649           27,804
Irkutskenergo                                          327,400          225,383
JSC MMC Norilsk Nickel (ADR)                            30,300          657,839
JSC Severstal-Avto                                       3,600          178,339
KamAZ(a)                                               127,700          688,462
Kuzbassenergo(a)                                       742,008            9,721
Lebedyansky                                              1,510          123,467
LUKOIL                                                     890           72,427
LUKOIL (ADR)                                            27,850        2,318,239
Magnitogorsk Iron & Steel Works (GDR)(144A)              3,500           50,131
Mechel (ADR)                                             8,800          186,736
Mining & Metallurgical Co.                               2,680          568,658
Mobile TeleSystems                                     116,700        1,312,970
Mobile TeleSystems (ADR)                                 2,200          157,080
Mosenergo                                              971,603          127,814
NovaTek OAO (GDR)(144A)                                 10,550          807,124
Novolipetsk Steel (GDR)                                  4,700          209,150
Novolipetsk Steel (GDR)(144A)                            6,536          288,786
OAO Gazprom                                             73,400          863,818
OAO Gazprom (ADR)                                       53,450        2,576,290
OAO Gazprom (ADR)(144A)                                107,900        5,164,063
OAO Inter Rao Ues(a)                                44,433,554           31,103
OAO Rosneft Oil Co.                                     24,700          258,963
OAO Rosneft Oil Co. (GDR)                              132,400        1,402,486
OAO Seventh Continent                                    8,400          225,490
OAO TGK-1(a)                                        40,579,546           37,252
OAO TGK-10(a)                                            9,405           43,512
OAO TGK-13(a)                                        1,829,031           11,342
OAO TMK (GDR)(144A)                                      2,500           82,359
OGK-1(a)                                             1,021,060           70,539
OGK-2(a)                                               531,535           35,931
OGK-3                                                  967,658           77,285
OGK-4 OJSC                                           1,090,428           61,007
Pegas Nonwovens SA                                      11,200          249,734
PIK Group (GDR)(a)(144A)                                15,700          360,253
Polyus Gold                                                800           34,966
Polyus Gold (ADR)                                        5,600          114,688
RAO Eastern Energy Systems(a)                          911,500           15,222
RAO Eastern Energy Systems (PFD Shares)(a)             163,649            2,733
Raspadskaya                                              8,400           58,840
RBC Information Systems(a)                              54,450          417,647
Rostelecom                                              11,000          132,042
Rostelecom (ADR)                                         3,800          273,068
RusHydro(a)                                          3,665,088          235,555
Sberbank                                             1,334,800        3,883,149
Sberbank (PFD Shares)                                  204,250          353,892
Sistema JSFC                                           104,800          120,520
Sistema JSFC (GDR)                                      11,430          301,563
Sitronics (GDR)(a)(144A)                                 9,050           52,038
Slavneft-Megionneftegas(a)                               1,400           29,873
Surgutneftegaz                                         163,200          143,341
Surgutneftegaz (ADR)                                    99,860          889,466
Surgutneftegaz (PFD Shares)                            269,500          105,141
Tatneft                                                 27,900          168,146
Tatneft (GDR)(144A)                                      2,190          260,104
TGC-5 JSC                                           84,535,350           50,721
TGC-6(a)                                            16,266,446           11,598
TGK-2(a)                                            13,779,634           13,876
TGK-4                                               16,839,141           18,691
TGK-8(a)                                            18,321,871           30,579
TGK-9(a)                                            71,467,037           13,436
TGK-11(a)                                              911,500            5,075
TGK-11 (PFD Shares)(a)                                 163,649              911
TGK-14(a)                                           10,309,745            2,856
Transneft                                                   70           86,375
Uralsvyazinform                                      2,952,700          142,813
Vimpel-Communications (ADR)                             25,740          649,420
Volga Territorial Generation Co.                       354,929           25,219
VTB Bank OJSC                                       31,700,000          110,126
VTB Bank OJSC (GDR)(144A)                               90,550          628,058
WGC-6                                                  619,467           36,831
Wimm-Bill-Dann Foods OJSC (ADR)(a)                       2,665          259,305
X5 Retail Group NV (GDR)(a)                             21,144          629,741
-------------------------------------------------------------------------------
                                                                   $ 32,224,174
-------------------------------------------------------------------------------

Slovenia -- 0.7%
-------------------------------------------------------------------------------
Gorenje DD                                               3,720     $    178,907
KRKA DD                                                 10,270        1,498,506
Luka Koper                                               3,640          329,075
Mercator Poslovni Sistem(a)                                552          196,947
Petrol                                                     460          384,738
Sava DD                                                    360          237,385
Telekom Slovenije DD                                     2,090          798,080
-------------------------------------------------------------------------------
                                                                   $  3,623,638
-------------------------------------------------------------------------------

South Africa -- 6.3%
-------------------------------------------------------------------------------
ABSA Group Ltd.                                         19,650     $    272,741
Adcorp Holdings Ltd.                                    16,900           66,866
AECI Ltd.                                                6,330           52,711
African Bank Investments Ltd.                           86,814          326,511
African Rainbow Minerals Ltd.                            4,800          161,755
Allan Gray Property Trust                               84,300           61,448
Allied Electronics Corp. Ltd.                           17,182           82,969
Allied Electronics Corp. Ltd. (PFD Shares)              69,600          331,663
Anglo Platinum Ltd.                                      7,180          941,153
AngloGold Ashanti Ltd.                                  18,871          620,647
Aspen Pharmacare Holdings Ltd.(a)                       56,050          321,127
Aveng Ltd.                                              77,790          656,394
AVI Ltd.                                                32,000           61,651
Barloworld Ltd.                                         50,920          465,318
Basil Read Holdings Ltd.                                16,800           61,721
Bell Equipment Ltd.                                     13,500           68,425
Bidvest Group Ltd.                                      95,739        1,319,093
Cashbuild Ltd.                                           9,600           65,655
DataTec Ltd.                                            60,700          224,020
Discovery Holdings Ltd.                                 41,945          123,144
ElementOne Ltd.(a)                                      44,850           67,293
Eqstra Holdings Ltd.(a)                                 16,480           25,948
FirstRand Ltd.                                         461,850        1,045,708
Foschini Ltd.                                           30,100          151,077
Gold Fields Ltd.                                        48,435          578,483
Grindrod Ltd.                                           64,300          209,456
Group Five Ltd.                                         27,660          168,440
Growthpoint Properties Ltd.                             95,900          172,889
Harmony Gold Mining Co., Ltd.(a)                        31,910          348,005
Highveld Steel & Vanadium Corp. Ltd.                     4,400           89,246
Hyprop Investments Ltd.                                 28,000          140,699
Illovo Sugar Ltd.                                       27,600           87,916
Impala Platinum Holdings Ltd.                           69,720        2,324,259
Imperial Holdings Ltd.                                  16,480           98,617
Investec Ltd.                                           16,000          108,592
JD Group Ltd.                                           17,090           69,520
JSE Ltd.                                                15,200           96,637
Kumba Iron Ore Ltd.                                      7,860          273,474
Kumba Resources Ltd.                                     7,110          105,261
Liberty Group Ltd.                                      18,600          161,522
Massmart Holdings Ltd.                                  31,600          322,255
Medi-Clinic Corp. Ltd.                                  52,200          131,345
Merafe Resources Ltd.(a)                               153,100           58,287
Metorex Ltd.(a)                                         44,100          118,277
Metropolitan Holdings Ltd.                              38,600           60,121
Mittal Steel South Africa Ltd.                          17,640          469,963
Mondi Ltd.                                               9,900           60,046
Mr. Price Group Ltd.                                    72,100          192,112
MTN Group Ltd.                                         258,740        4,448,502
Murray & Roberts Holdings Ltd.                         108,150        1,409,266
Mvelaphanda Group Ltd.                                  65,900           56,503
Mvelaphanda Resources Ltd.(a)                            5,700           39,018
Nampak Ltd.                                             32,738           62,662
Naspers Ltd. (Class 'N' Shares)                         58,492        1,424,236
Nedbank Group Ltd.                                      24,130          340,885
Netcare Ltd.(a)                                        280,550          273,231
New Clicks Holdings Ltd.                                89,300          159,825
Northam Platinum Ltd.                                   14,400          104,029
Pangbourne Properties Ltd.                              28,800           56,251
Pick'n Pay Holdings Ltd.                                36,500           60,976
Pick'n Pay Stores Ltd.                                  45,170          177,518
Pretoria Portland Cement Co., Ltd.                      51,833          239,208
Raubex Group Ltd.                                       30,000          140,692
Remgro Ltd.                                             40,600        1,068,958
Reunert Ltd.                                            49,160          350,673
RMB Holdings Ltd.                                       63,900          225,001
Sanlam Ltd.                                            201,890          483,215
Santam Ltd.                                              5,583           57,357
Sappi Ltd.                                              15,680          170,271
Sasol Ltd.                                              46,220        2,475,577
Shoprite Holdings Ltd.                                  46,300          267,063
Spar Group Ltd.                                         23,600          167,234
Standard Bank Group Ltd.                               121,821        1,502,279
Steinhoff International Holdings Ltd.                  222,040          481,966
Sun International Ltd.                                  11,182          130,804
Telkom South Africa Ltd.                                33,450          631,830
Tiger Brands Ltd.                                       33,300          657,401
Tongaat-Hulett                                           4,439           46,829
Truworths International Ltd.                            50,900          201,672
Wilson Bayly Holmes-Ovcon Ltd.                          11,900          188,113
Woolworths Holdings Ltd.                               160,409          256,851
-------------------------------------------------------------------------------
                                                                   $ 32,376,356
-------------------------------------------------------------------------------

South Korea -- 6.1%
-------------------------------------------------------------------------------
Amorepacific Corp.                                         138     $     87,128
Cheil Industries, Inc.                                   2,250          117,265
CJ CheilJedang Corp.(a)                                    596          137,244
CJ Corp.(a)                                                504           27,727
CJ Home Shopping                                         1,580          104,461
Daegu Bank                                               7,550           93,671
Daelim Industrial Co., Ltd.                              1,670          149,346
Daewoo Engineering & Construction Co., Ltd.             12,241          169,300
Daewoo International Corp.                               3,370          134,142
Daewoo Motor Sales Corp.                                 1,870           38,243
Daewoo Securities Co., Ltd.                              9,010          158,544
Daewoo Shipbuilding & Marine Engineering Co., Ltd.       5,530          229,025
Daewoong Pharmaceutical Co., Ltd.                          597           45,661
Daishin Securities Co.                                   2,920           57,809
DC Chemical Co., Ltd.                                    1,320          483,115
Dong-A Pharmaceutical Co., Ltd.                            510           53,726
Dongbu Insurance Co., Ltd.                               1,640           53,509
Dongkuk Steel Mill Co., Ltd.                             4,530          221,056
Doosan Corp.(a)                                            560           91,163
Doosan Heavy Industries & Construction Co., Ltd.         2,570          250,854
Doosan Infracore Co., Ltd.                               2,650           73,623
GLOVIS Co., Ltd.                                         1,680          108,976
GS Engineering & Construction Corp.                      1,190          117,873
GS Holdings Corp.                                        3,700          137,198
Hana Financial Group, Inc.                              11,630          439,468
Hanarotelecom, Inc.(a)                                  22,600          166,128
Hanjin Heavy Industries & Construction Co., Ltd.         1,994           85,826
Hanjin Shipping Co., Ltd.                                7,370          245,328
Hankook Tire Co., Ltd.                                   5,540           81,575
Hanmi Pharm Co., Ltd.                                      168           20,188
Hanwha Chemical Corp.                                    2,700           33,445
Hanwha Corp.                                             2,790          113,575
Hite Brewery Co., Ltd.(a)                                  382           69,829
Hite Holdings Co., Ltd.(a)                                 482           21,622
Honam Petrochemical Corp.                                1,770          131,209
Hotel Shilla Co., Ltd.                                   1,500           36,118
Hynix Semiconductor, Inc.(a)                            20,040          425,164
Hyosung Corp.                                            1,880          139,759
Hyundai Department Store Co., Ltd.                         915           79,280
Hyundai Development Co.                                  2,360          109,194
Hyundai Engineering & Construction Co., Ltd.             2,170          145,630
Hyundai Heavy Industries Co., Ltd.                       2,155          656,121
Hyundai Marine & Fire Insurance Co., Ltd.                2,000           40,402
Hyundai Merchant Marine Co., Ltd.                        5,320          219,081
Hyundai Mipo Dockyard Co., Ltd.                            775          152,748
Hyundai Mobis                                            4,500          391,925
Hyundai Motor Co.                                       11,430          800,004
Hyundai Securities Co., Ltd.                             7,970           94,895
Hyundai Steel Co.                                        4,260          289,211
IIl Yang Pharmaceutical Co., Ltd.                        1,650           71,937
Industrial Bank of Korea                                 9,380          144,986
Kangwon Land, Inc.                                       7,240          171,661
KCC Corp.                                                  245          105,125
Kia Motors Corp.(a)                                     13,390          165,063
Komipharm International Co., Ltd.(a)                     1,200           69,792
Kookmin Bank (ADR)                                      21,600        1,229,420
Korea Electric Power Corp.                              32,420        1,034,824
Korea Exchange Bank                                     15,760          204,640
Korea Express Co., Ltd.(a)                               1,760          172,964
Korea Gas Corp.                                          2,880          217,781
Korea Investment Holdings Co., Ltd.                      1,590           65,675
Korea Iron & Steel Co., Ltd.                             1,200           83,063
Korea Line Corp.                                           600          108,159
Korea Zinc Co., Ltd.                                       740          101,291
Korean Air Lines Co., Ltd.                               5,502          242,072
Korean Reinsurance Co.                                   2,703           31,789
KT Corp.                                                16,920          697,232
KT Corp. (ADR)                                           7,675          157,107
KT Freetel Co., Ltd.(a)                                  9,390          246,829
KT&G Corp.                                              10,495          930,893
LG Chem Ltd.                                             5,527          561,989
LG Corp.                                                 3,220          205,648
LG Dacom Corp.                                           4,150           78,638
LG Display Co., Ltd.                                     3,910          115,234
LG Electronics, Inc.                                     6,430          656,909
LG Household & Health Care Ltd.                            580          113,061
LG Life Sciences Ltd.(a)                                   930           47,859
LG Telecom Ltd.                                         14,265          122,854
LIG Insurance Co., Ltd.                                  1,700           37,295
Lotte Shopping Co., Ltd.                                   765          226,070
LS Cable Ltd.                                            1,130           89,905
Macquarie Korea Infrastructure Fund                     30,660          187,829
MegaStudy Co., Ltd.                                        200           50,103
Meritz Fire & Marine Insurance Co., Ltd.                 3,920           38,302
Mirae Asset Securities Co., Ltd.                         1,600          154,260
Namhae Chemical Corp.                                    2,480           61,223
Namkwang Engineering & Construction Co., Ltd.(a)         1,600          105,652
NHN Corp.(a)                                             1,775          291,542
POSCO                                                    4,817        2,562,882
Pusan Bank                                              12,700          154,196
S-Oil Corp.                                              2,285          154,726
S1 Corp.                                                 1,050           55,240
Samsung Card Co., Ltd.                                   1,160           51,139
Samsung Corp.                                            5,590          301,966
Samsung Electro-Mechanics Co., Ltd.                      2,450           81,199
Samsung Electronics Co., Ltd.                            6,051        3,347,756
Samsung Electronics Co., Ltd. (PFD Shares)               1,268          466,155
Samsung Engineering Co., Ltd.                            1,220           94,223
Samsung Fine Chemicals Co., Ltd.                           850           45,427
Samsung Fire & Marine Insurance Co., Ltd.                3,885          766,527
Samsung Heavy Industries Co., Ltd.                       8,410          319,810
Samsung SDI Co., Ltd.(a)                                 1,670          138,516
Samsung Securities Co., Ltd.                             2,540          157,361
Samsung Techwin Co., Ltd.                                2,240           79,766
SFA Engineering Corp.                                    1,480           88,201
Shinhan Financial Group Co., Ltd.                       24,320        1,133,451
Shinsegae Co., Ltd.                                      1,422          731,971
SK Chemicals Co., Ltd.                                   2,160           79,976
SK Energy Co., Ltd.                                      4,149          422,222
SK Holdings Co., Ltd.                                    1,365          164,245
SK Networks Co., Ltd.(a)                                 1,870           31,125
SK Telecom Co., Ltd.                                     5,065          965,412
SK Telecom Co., Ltd. (ADR)                               9,450          201,474
STX Corp.                                                  390           19,754
STX Engine Co., Ltd.                                     1,110           41,147
STX Pan Ocean Co., Ltd.                                 98,000          187,921
STX Shipbuilding Co., Ltd.                               1,570           44,368
Taihan Electric Wire Co., Ltd.                             660           25,583
Tong Yang Investment Bank                                5,665           62,441
Tong Yang Major Corp.(a)                                 6,490           36,228
Woongjin Coway Co., Ltd.                                 3,650          114,658
Woori Finance Holdings Co., Ltd.                        13,960          196,970
Woori Investment & Securities Co., Ltd.                  3,500           69,119
Yuhan Corp.                                                511          106,046
-------------------------------------------------------------------------------
                                                                   $ 31,024,261
-------------------------------------------------------------------------------

Taiwan -- 5.7%
-------------------------------------------------------------------------------
Acer, Inc.                                             133,848     $    273,280
Advanced Semiconductor Engineering, Inc.               179,456          154,387
Altek Corp.                                             81,910          113,435
Ambassador Hotel                                        58,000           74,449
AmTRAN Technology Co., Ltd.                             58,000           40,332
Asia Cement Corp.                                       91,320          133,379
Asia Optical Co., Inc.                                  30,299           56,792
Asustek Computer, Inc.                                 248,548          646,925
AU Optronics Corp.                                     395,532          442,909
BES Engineering Corp.(a)                               297,000           74,476
Capital Securities Corp.                               130,050           75,822
Catcher Technology Co., Ltd.                            17,700           48,623
Cathay Financial Holding Co., Ltd.                     449,765          866,358
Cathay Real Estate Development Co., Ltd.                71,000           33,938
Chang Hwa Commercial Bank                              190,000          114,878
Cheng Shin Rubber Industry Co., Ltd.                   110,270          164,834
Chi Mei Optoelectronics Corp.                          215,427          181,267
Chicony Electronics Co., Ltd.                           38,520           68,957
China Airlines                                         237,640           79,564
China Development Financial Holding Corp.              495,343          165,423
China Life Insurance Co., Ltd.(a)                       90,000           64,808
China Motor Corp.                                      186,315          109,936
China Petrochemical Development Corp.(a)               130,000           52,530
China Steel Corp.                                      599,357          853,734
Chinatrust Financial Holding Co., Ltd.(a)              701,560          507,110
Chinese Maritime Transport Ltd.                         26,000           73,813
Chong Hong Construction Co., Ltd.                       32,000           64,120
Chung Hung Steel Corp.                                  60,000           43,184
Chunghwa Picture Tubes Ltd.(a)                         356,000           80,849
Chunghwa Telecom Co., Ltd.                             750,280        1,899,027
Chunghwa Telecom Co., Ltd. (ADR)(a)                     11,200          282,128
Clevo Co.                                               45,150           63,857
CMC Magnetics Corp.(a)                                 105,000           27,298
Compal Electronics, Inc.                               215,630          205,285
Coretronic Corp.                                        61,280           64,431
D-Link Corp.                                            25,801           34,267
Delta Electronics, Inc.                                157,947          402,019
Dynapack International Technology Corp.                 23,069           85,954
E.Sun Financial Holding Co., Ltd.(a)                   199,000           86,873
Elan Microelectronics Corp.                             30,000           36,917
Epistar Corp.                                           24,230           50,010
EVA Airways Corp.(a)                                   367,000          133,466
Evergreen International Storage & Transport Corp.       79,000           55,828
Evergreen Marine Corp.                                 273,050          176,547
Everlight Electronics Co., Ltd.                         23,642           62,570
Far Eastern Department Stores Ltd.                     136,500          118,723
Far Eastern Textile Ltd.                               179,390          228,385
Far EasTone Telecommunications Co., Ltd.               231,074          376,796
Faraday Technology Corp.                                29,000           52,692
Farglory Land Development Co., Ltd.                     20,000           51,071
Federal Corp.                                           77,625           39,651
Feng Hsin Iron & Steel Co., Ltd.                        43,260          112,612
First Financial Holding Co., Ltd.                      510,600          427,255
First Steamship Co., Ltd.                               27,000           51,762
Formosa Chemicals & Fibre Corp.                        187,000          326,400
Formosa International Hotels Corp.                       7,000          116,126
Formosa Petrochemical Corp.                             87,000          225,667
Formosa Plastics Corp.                                 317,000          668,502
Formosa Taffeta Co., Ltd.                              169,000          131,582
Formosan Rubber Group, Inc.                            108,000           54,822
Foxconn Technology Co., Ltd.                            64,800          295,988
Fubon Financial Holding Co., Ltd.                      298,000          263,043
Fuhwa Financial Holdings Co., Ltd.                     461,225          267,361
Giant Manufacturing Co., Ltd.                          102,000          301,567
Goldsun Development & Construction Co., Ltd.           148,050           70,957
Great Wall Enterprise Co., Ltd.                         83,000          119,558
Greatek Electronics, Inc.                               48,000           54,820
HannStar Display Corp.(a)                              193,768           57,823
High Tech Computer Corp.                                43,680          685,501
Highwealth Construction Corp.                           58,000           57,099
Himax Technologies, Inc. (ADR)                          13,900           52,820
Hon Hai Precision Industry Co., Ltd.                   260,920        1,260,916
Hotai Motor Co., Ltd.                                   61,000          159,332
Hua Nan Financial Holdings Co., Ltd.                   178,000          143,881
Innolux Display Corp.                                  104,000          161,869
Inotera Memories, Inc.                                  71,000           32,099
Inventec Appliances Corp.                               78,210          119,489
KGI Securities Co., Ltd.                               129,000           75,022
Largan Precision Co., Ltd.                              13,260          168,903
Lien Hwa Industrial Corp.                              104,000           56,022
Lite-On Technology Corp.                               156,092          137,783
Macronix International Co., Ltd.                       285,564          126,862
Masterlink Securities Corp.                            110,000           39,939
MediaTek, Inc.                                          67,018          694,980
Mega Financial Holding Co., Ltd.                       424,000          284,970
Merida Industry Co., Ltd.                               33,000           78,958
Merry Electronics Co., Ltd.                             30,000           46,222
Mitac International Corp.                               33,455           20,802
Mosel Vitelic, Inc.                                     53,560           34,752
Motech Industries, Inc.                                 10,361           58,914
Nan Kang Rubber Tire Co., Ltd.                         120,900          100,299
Nan Ya Plastics Corp.                                  487,270          833,463
Nan Ya Printed Circuit Board Corp.                       8,211           36,614
Nanya Technology Corp.                                 159,467           54,218
Novatek Microelectronics Corp. Ltd.                     21,199           48,069
Oriental Union Chemical Corp.                           66,300           55,160
Pan-International Industrial Co., Ltd.                  27,000           40,232
Phison Electronics Corp.                                11,000           55,181
Polaris Securities Co., Ltd.                            97,404           48,413
Pou Chen Corp.                                         600,672          461,373
Powerchip Semiconductor Corp.                          977,805          227,202
Powertech Technology, Inc.                              43,780          124,052
President Chain Store Corp.                             84,000          258,688
ProMOS Technologies, Inc.                              285,000           41,852
Qisda Corp.                                             66,096           35,362
Quanta Computer, Inc.                                  168,385          238,954
Radiant Opto-Electronics Corp.                          71,070           71,131
Realtek Semiconductor Corp.                             25,025           58,280
RichTek Technology Corp.                                 9,300           79,387
Ritek Corp.(a)                                         252,000           42,615
Ruentex Development Co., Ltd.                           71,000           59,747
Ruentex Industries Ltd.                                100,000           87,309
Sanyang Industrial Co., Ltd.                           126,000           51,331
Shih Wei Navigation Co., Ltd.                           38,950           66,260
Shin Kong Financial Holding Co., Ltd.                  177,704           99,563
Shin Zu Shing Co., Ltd.                                 18,690           85,966
Shinkong Synthetic Fibers Corp.(a)                     197,000           49,269
Silicon Motion Technology Corp. (ADR)(a)                 3,600           26,640
Siliconware Precision Industries Co.                   170,243          221,947
Simplo Technology Co., Ltd.                             13,200           56,622
Sincere Navigation                                      56,000           99,595
Sino-American Silicon Products, Inc.                     6,299           29,672
SinoPac Financial Holdings Co., Ltd.                   324,000          127,502
Solar Applied Materials Technology Corp.                14,000           64,846
Synnex Technology International Corp.                   41,525           91,231
TA Chen Stainless Pipe Co., Ltd.                        53,000           45,929
Ta Chong Bank Ltd.(a)                                  161,000           43,222
Tainan Spinning Co., Ltd.                              220,000           77,579
Taishin Financial Holdings Co., Ltd.                   234,000           84,411
Taiwan Business Bank(a)                                106,000           37,076
Taiwan Cement Corp.                                    157,994          200,411
Taiwan Cooperative Bank                                174,200          148,281
Taiwan Fertilizer Co., Ltd.                             51,000          183,751
Taiwan Kolin Co., Ltd.(a)                              177,000           12,087
Taiwan Mobile Co., Ltd.                                467,427          840,450
Taiwan Semiconductor Manufacturing Co., Ltd.         1,231,155        2,224,197
Taiwan Tea Corp.(a)                                    148,000           78,190
Tatung Co., Ltd.(a)                                    226,000           80,098
Transcend Information, Inc.                             18,000           44,849
Tripod Technology Corp.                                 42,972          107,948
Tsann Kuen Enterprise Co., Ltd.                         57,200           50,282
TSRC Corp.                                              79,000          114,325
Tung Ho Steel Enterprise Corp.                          38,000           59,438
U-Ming Marine Transport Corp.                           79,000          212,367
Uni-President Enterprises Corp.                        577,380          765,142
United Microelectronics Corp.                          615,331          284,658
Vanguard International Semiconductor Corp.              81,408           43,923
Wafer Works Corp.                                       11,000           40,028
Walsin Lihwa Corp.                                     227,000           78,156
Wan Hai Lines Ltd.                                     205,000          121,784
Waterland Financial Holdings                           156,000           43,555
Wistron Corp.                                           58,677           85,555
WPG Holdings Co., Ltd.                                  53,000           61,179
Yageo Corp.                                            230,000           67,370
Yang Ming Marine Transport                             125,503           77,770
Yieh Phui Enterprise                                    96,820           44,916
Yuen Foong Yu Paper Manufacturing Co., Ltd.            266,464           98,993
Yulon Motor Co., Ltd.                                  329,893          282,846
Zinwell Corp.                                           44,871          104,093
-------------------------------------------------------------------------------
                                                                   $ 29,209,791
-------------------------------------------------------------------------------

Thailand -- 2.8%
-------------------------------------------------------------------------------
Advanced Info Service Pcl(b)                           386,200     $  1,014,798
Airports of Thailand Pcl(b)                            137,500          160,122
Amata Corp. Pcl(b)                                      75,000           24,746
Asian Property Development Pcl(b)                    2,397,500          350,784
Bangkok Bank Pcl                                       252,500          816,437
Bangkok Bank Pcl(b)                                      4,300           14,164
Bangkok Dusit Medical Services Pcl(b)                  284,400          320,576
Bangkok Expressway Pcl(b)                              127,000           64,846
Bangkok Land Pcl(a)                                    800,000           11,944
Bank of Ayudhya Pcl                                    603,800          352,790
Bank of Ayudhya Pcl(b)                                  13,600            8,159
BankThai Pcl(a)                                        290,400           13,787
Banpu Pcl                                               17,400          214,567
Banpu Pcl(b)                                            27,100          337,921
BEC World Pcl(b)                                       341,200          222,101
Big C Supercenter Pcl(b)                                42,900           66,611
Bumrungrad Hospital Pcl(b)                             153,500          168,442
Cal-Comp Electronics (Thailand) Pcl(b)                 613,900           85,055
Central Pattana Pcl(b)                                 249,600          149,059
Ch. Karnchang Pcl(b)                                   892,200          121,482
Charoen Pokphand Foods Pcl(b)                        1,449,900          150,661
CP Seven Eleven Pcl(b)                                 641,400          187,690
Delta Electronics (Thailand) Pcl(b)                    187,100          103,913
Electricity Generating Pcl                              43,700          105,981
Electricity Generating Pcl(b)                           63,700          156,444
G J Steel Pcl(a)(b)                                  8,819,100          110,601
Glow Energy Pcl                                        125,100          103,659
Hana Microelectronics Pcl(b)                           530,700          274,145
ICC International Pcl(b)                                 8,400           10,033
IRPC Pcl(b)                                          1,040,200          124,240
Italian-Thai Development Pcl(b)                      1,858,000          229,129
Kasikornbank Pcl                                       401,600          791,692
Kasikornbank Pcl(b)                                     27,700           55,002
Khon Kaen Sugar Industry Pcl                           290,000           86,160
Kiatnakin Bank Pcl(b)                                   49,400           32,894
Kim Eng Securities Thailand Pcl                        134,000           66,420
Krung Thai Bank Pcl(b)                                 692,000          174,601
Land & Houses Pcl                                    2,593,500          479,812
Loxley Pcl(b)                                        1,072,600           73,023
LPN Development Pcl(b)                                 400,000           62,705
Major Cineplex Group Pcl(b)                            182,300           77,841
Minor International Pcl(b)                             605,270          243,988
Phatra Securities Pcl                                   26,600           21,247
Precious Shipping Pcl(b)                               258,800          145,280
PTT Aromatics & Refining Pcl(b)                        132,652           84,368
PTT Chemical Pcl(b)                                     54,800          113,724
PTT Exploration & Production Pcl(b)                    220,800          975,766
PTT Pcl(b)                                             162,960        1,226,214
Quality House Pcl(b)                                 2,038,700           91,921
Ratchaburi Electricity Generating Holding Pcl(b)       139,700          164,770
Regional Container Line Pcl(b)                          50,000           21,648
Robinson Department Store Pcl                          130,000           32,413
Samart Corp. Pcl                                       366,600           75,531
Shin Satellite Pcl(a)(b)                               165,700           30,676
Siam Cement Pcl(b)                                       1,800            9,170
Siam Cement Pcl                                        148,600          755,791
Siam City Bank Pcl(b)                                  159,500           64,575
Siam City Cement Pcl(b)                                 17,690          100,890
Siam Commercial Bank Pcl(b)                            306,300          681,378
Siam Makro Pcl(b)                                       35,000           86,742
Sino Thai Engineering & Construction Pcl(a)(b)         524,500           57,947
Thai Airways International Pcl(b)                      256,300          117,857
Thai Beverage Pcl                                    1,101,000          172,496
Thai Oil Pcl(b)                                        191,500          280,188
Thai Union Frozen Products Pcl(b)                      138,100           65,978
Thanachart Capital Pcl(b)                              263,400           92,807
Thoresen Thai Agencies Pcl(b)                          385,600          428,892
TISCO Bank Pcl                                          50,000           27,754
TMB Bank Pcl(a)(b)                                   1,275,900           43,051
Total Access Communication Pcl                         123,400          162,707
TPI Polene Pcl(a)                                      432,000           69,012
True Corp. Pcl(a)(b)                                 1,040,100          113,048
-------------------------------------------------------------------------------
                                                                   $ 14,532,866
-------------------------------------------------------------------------------

Turkey -- 3.8%
-------------------------------------------------------------------------------
Adana Cimento Sanayii TAS                               14,931     $     57,891
Akbank TAS                                             180,750        1,008,362
Akcansa Cimento AS                                      16,400           66,664
Akenerji Elektrik Uretim AS(a)                          18,300          176,323
Aksa Akrilik Kimya Sanayii AS                           35,800           62,095
Aksigorta AS                                            40,300          179,636
Anadolu Efes Biracilik ve Malt Sanayii AS               58,439          660,038
Arcelik AS                                              30,200          116,517
Aselsan Elektronik Sanayi ve Ticaret AS                 17,520           71,416
Aygaz AS                                                27,013           67,711
BIM Birlesik Magazalar AS                               15,930          601,043
Cimsa Cimento Sanayi ve Ticaret AS                      18,200           88,587
Dogan Sirketler Grubu Holding AS(a)                    285,924          426,033
Dogan Yayin Holding AS(a)                               71,316          129,902
Eczacibasi Ilac Sanayi ve Ticaret AS                    42,500          149,381
Enka Insaat ve Sanayi AS                               118,199        1,379,517
Eregli Demir ve Celik Fabrikalari TAS                  193,128        1,599,236
Ford Otomotiv Sanayi AS                                 24,800          211,610
GSD Holding AS(a)                                       64,800           66,438
Haci Omer Sabanci Holding AS                           153,250          766,365
Hurriyet Gazetecilik ve Matbaacilik AS(a)               97,805          174,847
Ihlas Holding AS(a)                                    299,200          144,348
Is Gayrimenkul Yatirim Ortakligi AS                    136,465          131,728
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS
(Class 'D' Shares)(a)                                  123,300          127,844
KOC Holding AS(a)                                      269,762        1,081,509
Koza Davetiyeleri                                       11,000           49,108
Migros Turk TAS                                         39,920          701,255
Net Holding AS(a)                                       60,500           32,814
Otokar Otobus Karoseri Sanayi AS                         5,300           59,369
Petkim Petrokimya Holding AS(a)                         28,300          130,449
Petrol Ofisi AS                                         31,408          165,150
Sekerbank TAS                                           22,300           47,905
Tofas Turk Otomobil Fabrikasi AS                        34,700          125,000
Trakya Cam Sanayii AS                                  133,884          178,836
Tupras-Turkiye Petrol Rafinerileri AS                   35,870          975,321
Turcas Petrolculuk AS                                   30,939          124,145
Turk Ekonomi Bankasi AS                                 22,900           28,018
Turk Hava Yollari Anonim Ortakligi (THY) AS(a)          28,100          143,878
Turk Sise ve Cam Fabrikalari AS                         91,344          126,688
Turkcell Iletisim Hizmetleri AS                        386,800        2,983,273
Turkiye Garanti Bankasi AS                             643,000        2,158,350
Turkiye Is Bankasi                                     196,349          910,028
Turkiye Vakiflar Bankasi TAO                            30,200           61,515
Ulker Gida Sanayi ve Ticaret AS                         25,959           64,866
Vestel Elektronik Sanayi ve Ticaret AS(a)               12,500           18,868
Yapi Kredi Sigorta AS                                    5,800           80,960
Yapi ve Kredi Bankasi AS                               276,360          631,121
Yazicilar Holding AS                                    21,200          134,309
Zorlu Enerji Elektrik Uretim AS(a)                      26,400          116,965
-------------------------------------------------------------------------------
                                                                   $ 19,593,232
-------------------------------------------------------------------------------

United Arab Emirates -- 1.5%
-------------------------------------------------------------------------------
Aabar Petroleum Investments Co. (PJSC)                 206,000     $    249,581
Abu Dhabi Commercial Bank                              142,000          196,398
Abu Dhabi National Hotels                              184,200          408,726
Air Arabia(a)                                          997,000          441,130
Amlak Finance (PJSC)                                   227,500          282,073
Arabtec Holding Co.                                     94,250          492,090
Aramex (PJSC)(a)                                       455,620          291,574
Dana Gas(a)                                          1,500,000          767,775
DP World Ltd.                                          569,700          444,366
Dubai Financial Market                                 183,000          232,460
Dubai Investments (PJSC)                               266,707          282,492
Dubai Islamic Bank                                     146,142          323,052
Emaar Properties (PJSC)                                231,200          660,940
Emirates NBD (PJSC)                                    157,000          504,390
First Gulf Bank (PJSC)                                  37,700          278,161
National Bank of Abu Dhabi                              35,500          211,186
National Central Cooling Co. (Tabreed)(a)              743,356          459,498
Ras Al Khaimah Cement(a)                               207,000          202,889
Union National Bank                                     81,000          208,402
Union Properties                                       263,780          391,421
Waha Capital (PJSC)                                    196,900          132,948
-------------------------------------------------------------------------------
                                                                   $  7,461,552
-------------------------------------------------------------------------------

Total Common Stocks
  (identified cost $501,885,590)                                   $497,110,906
-------------------------------------------------------------------------------

INVESTMENT FUNDS -- 1.4%

Saudi Arabia Investment Fund Ltd.                       53,496     $  3,824,964
Vietnam Enterprise Investments Ltd.(a)               1,359,727        3,535,290
-------------------------------------------------------------------------------
Total Investment Funds
  (identified cost $8,604,180)                                     $  7,360,254
-------------------------------------------------------------------------------

RIGHTS(a) -- 0.0%

Farglory Land Development Co.,
Ltd.                                                    20,000     $          0
IDMSA.PL                                                12,800            7,591
STX Corp.                                                   53              558
-------------------------------------------------------------------------------
Total Rights
  (identified cost $26,598)                                        $      8,149
-------------------------------------------------------------------------------

WARRANTS(a) -- 0.0%
Bangkok Land Pcl Call Warrant (Thailand),
expiring 5/2/13, strike THB 1.10                       310,077     $        741
-------------------------------------------------------------------------------
Total Warrants
  (identified cost $0)                                             $        741
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.3%

                                                 PRINCIPAL AMOUNT
         SECURITY                                  (000'S OMITTED)    VALUE
-------------------------------------------------------------------------------
Repurchase Agreements
State Street Bank & Trust Corp. Repurchase
Agreement, dated 7/31/08, 1.65%, due 8/1/08 (c)     $    6,607     $  6,607,000
-------------------------------------------------------------------------------
Total Repurchase Agreements
  (identified cost $6,607,000)                                     $  6,607,000
-------------------------------------------------------------------------------
Total Short-Term Investments -- 1.3%
  (identified cost $6,607,000)                                     $  6,607,000
-------------------------------------------------------------------------------
Total Investments -- 99.9%
  (identified cost $517,123,368)                                   $511,087,050
-------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 0.1%                             $    572,358
-------------------------------------------------------------------------------

Net Assets                                                         $511,659,408
-------------------------------------------------------------------------------

(144A) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, the aggregate value of the securities is $9,591,373 or 1.9% of the Fund's net assets.

(ADR) -- American Depositary Receipt
(GDR) -- Global Depositary Receipt
(PFD Shares) -- Preferred Shares
(a)      Non-income producing security.
(b) Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(c) Repurchase price of $6,607,303. Collateralized by $6,650,000 Federal Home Loan Mortgage Corp. 5.82% due 3/17/23. The aggregate market value, including accrued interest, of the collateral was $6,739,509.


          Currency Concentration of Portfolio

                          PERCENTAGE
      CURRENCY           OF NET ASSETS           VALUE
United States Dollar         14.0%            $ 71,670,284
South African Rand            6.3               32,376,356
Indian Rupee                  6.2               31,792,758
Brazilian Real                6.1               31,063,611
Mexican Peso                  5.9               30,200,042
South Korean Won              5.9               30,065,469
New Taiwan Dollar             5.6               28,848,203
Hong Kong Dollar              5.5               27,993,497
New Turkish Lira              3.8               19,593,232
Polish Zloty                  3.3               16,763,299
Hungarian Forint              3.3               16,657,812
Indonesian Rupiah             3.1               15,748,840
Malaysian Ringgit             3.1               15,653,578
Czech Koruna                  3.0               15,557,039
Chilean Peso                  3.0               15,484,092
Thailand Baht                 2.8               14,198,405
Israeli Shekel                1.7                8,607,369
Moroccan Dirham               1.6                8,079,058
Philippine Peso               1.5                7,796,707
Qatari Rial                   1.5                7,669,874
Euro                          1.5                7,487,596
United Arab Emirates Dirham   1.4                7,017,186
Egyptian Pound                1.3                6,862,943
Other currency, less
than 1% each                  8.5               43,899,800
----------------------------------------------------------
                             99.9%            $511,087,050
----------------------------------------------------------

         The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2008, as determined on a federal income tax basis, were as follows:


Aggregate cost                                                     $518,406,568
-------------------------------------------------------------------------------
Gross unrealized appreciation                                      $ 47,274,763
Gross unrealized depreciation                                       (54,594,281)
-------------------------------------------------------------------------------
Net unrealized depreciation                                        $ (7,319,518)
-------------------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust
------------------------------

By:   /s/Thomas E. Faust Jr.
      ----------------------
      Thomas E. Faust Jr.
      President

Date: September 25, 2008
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/Thomas E. Faust Jr.
      ----------------------
      Thomas E. Faust Jr.
      President

Date: September 25, 2008
      ------------------

By:   /s/Barbara E. Campbell
      ----------------------
      Barbara E. Campbell
      Treasurer

Date: September 25, 2008
      ------------------